SEMIANNUAL REPORT

June 30, 2002

[GRAPHIC OMITTED]

| GOODWIN |

Phoenix-Goodwin Government Cash Fund


[GRAPHIC OMITTED]

HOLLISTER

Phoenix-Hollister Appreciation Fund


[GRAPHIC OMITTED]

OAKHURST(R)

Phoenix-Oakhurst Managed Assets

Phoenix-Oakhurst Strategy Fund


ZWEIG

Phoenix-Zweig Government Fund

Phoenix-Zweig Growth & Income Fund


[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

      As you are aware, the Zweig mutual fund Board of Trustees voted at its June 19 meeting to take a series of actions, relating to the management of the Phoenix-Zweig funds. The two smallest funds, Phoenix-Zweig Growth & Income Fund and Phoenix-Zweig Government Fund, were closed to new investments on June 21 and liquidated on July 31, 2002. Effective July 1, 2002, the portfolio managers of Oakhurst(R) Asset Managers began managing Phoenix-Oakhurst Managed Assets (formerly Phoenix-Zweig Managed Assets) and Phoenix-Oakhurst Strategy Fund (formerly Phoenix-Zweig Strategy Fund). Similarly, the portfolio managers of Hollister(SM) Investment Management took over investment management of Phoenix-Hollister Appreciation Fund (formerly Phoenix-Zweig Appreciation Fund) and the portfolio managers of Goodwin(SM) Capital Advisers assumed management of Phoenix-Goodwin Government Cash Fund (formerly Phoenix-Zweig Government Cash
Fund). The investment objectives and fundamental policies of the funds remain the same, and the fund numbers and Quotron symbols are unchanged.

      If you have any questions, please call your financial advisor or a Mutual Fund Services representative at 1-800-243-1574. To obtain current mutual fund prices and performance information, go to www.PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center." You will find your fund listed under its new name and new investment manager; Oakhurst, for example, for the Phoenix-Oakhurst Strategy Fund. Be sure to take advantage of our new Investor Resources, including educational, tax and retirement topics. And now it's easier to access your account, get current prices and portfolio information, print service forms and view prospectuses.

Sincerely,

/s/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
President, Phoenix Trust

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Phoenix-Goodwin Government Cash Fund (formerly Phoenix-Zweig Government Cash Fund) .........    3

Phoenix-Hollister Appreciation Fund (formerly Phoenix-Zweig Appreciation Fund) .............    9

Phoenix-Oakhurst Managed Assets (formerly Phoenix-Zweig Managed Assets) ....................   20

Phoenix-Oakhurst Strategy Fund (formerly Phoenix-Zweig Strategy Fund) ......................   31

Phoenix-Zweig Government Fund ..............................................................   38

Phoenix-Zweig Growth & Income Fund .........................................................   43

Notes to Financial Statements ..............................................................   52

PHOENIX-GOODWIN GOVERNMENT CASH FUND

                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

  FACE
  VALUE                                    DISCOUNT  MATURITY
  (000)      DESCRIPTION                     RATE      DATE         VALUE
  -----      -----------                   --------  --------   ------------
FEDERAL AGENCY SECURITIES--66.0%
$ 5,000 Fannie Mae Discount Note ..........   1.76%    7/3/02   $  4,999,511

 10,000 Fannie Mae Discount Note ..........   1.81     7/3/02      9,998,994

  5,000 Fannie Mae Discount Note ..........   1.73    7/24/02      4,994,474

 10,000 Fannie Mae Discount Note ..........   1.77    7/24/02      9,988,724

  2,000 Fannie Mae Discount Note ..........   1.87    7/31/02      1,996,883

  8,000 Fannie Mae Discount Note ..........   1.88    7/31/02      7,987,500

  5,000 Federal Home Loan Bank
          Discount Note ...................   1.75    7/31/02      4,992,708

 10,000 Freddie Mac Discount Note .........   1.81    7/31/02      9,984,917

  5,000 Fannie Mae Discount Note ..........   1.77     8/5/02      4,991,396

  5,000 Fannie Mae Discount Note ..........   1.81     8/7/02      4,990,699

  5,000 Freddie Mac Discount Note .........   1.76     8/8/02      4,990,711

  7,000 Fannie Mae Discount Note ..........   1.86    8/14/02      6,984,087

  5,000 Freddie Mac Discount Note .........   1.85    8/15/02      4,988,438

  7,000 Fannie Mae Discount Note ..........   1.85    8/21/02      6,981,654

  5,000 Freddie Mac Discount Note .........   1.88    8/21/02      4,986,683

 15,000 Fannie Mae Discount Note ..........   1.74    8/28/02     14,957,950

  5,000 Fannie Mae Discount Note ..........   1.88    8/28/02      4,984,856

  3,000 Fannie Mae Discount Note ..........   1.85     9/4/02      2,989,979

  5,000 Federal Home Loan Bank
          Discount Note ...................   1.73     9/6/02      4,983,901

  FACE
  VALUE                                    DISCOUNT  MATURITY
  (000)      DESCRIPTION                     RATE      DATE         VALUE
  -----      -----------                   --------  --------   ------------
FEDERAL AGENCY SECURITIES--CONTINUED
$ 4,000 Fannie Mae Discount Note ..........   1.81%   9/16/02   $  3,984,514

 10,000 Freddie Mac Discount Note .........   1.76    9/27/02      9,956,978

  5,000 Freddie Mac Discount Note .........   1.77    9/30/02      4,977,629

  5,000 Freddie Mac Discount Note .........   2.04    11/7/02      4,963,450

  5,000 Federal Home Loan Bank
          Discount Note ...................   1.84   11/13/02      4,965,500

  5,000 Fannie Mae Discount Note ..........   1.83   11/20/02      4,963,908

----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                  155,586,044
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS--29.8%
70,383 Morgan Stanley & Co., Inc.
     repurchase agreement 1.94%,
     dated 6/28/02, due 7/1/02,
     repurchase price $70,394,379,
     collateralized by Fannie Mae Bonds
     5.50% to 6.50%, 12/1/16 to 6/1/17,
     market value $72,283,998 ...............................     70,383,000

----------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                       70,383,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--95.8%
(IDENTIFIED COST $225,969,044)                                   225,969,044(a)
Other assets and liabilities, net--4.2%                            9,802,603
                                                                ------------
NET ASSETS--100.0%                                              $235,771,647
                                                                ============

(a) At June 30, 2002, the aggregate cost of securities was the same for book and tax purposes.

                        See Notes to Financial Statements

PHOENIX-GOODWIN GOVERNMENT CASH FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value,
   exclusive of repurchase agreements
   (Identified cost $155,586,044)                                        $155,586,044
Repurchase agreements at value
   (Identified cost $70,383,000)                                           70,383,000
Cash                                                                              689
Receivables
   Fund shares sold                                                        14,864,905
   Interest                                                                    11,379
Prepaid expenses                                                                1,353
                                                                         ------------
     Total assets                                                         240,847,370
                                                                         ------------
LIABILITIES
Payables
   Fund shares repurchased                                                  4,891,862
   Investment advisory fee                                                     49,938
   Dividend distributions                                                      38,411
   Distribution fee                                                            21,858
   Transfer agent fee                                                          10,757
   Financial agent fee                                                          4,948
   Trustees' fee                                                                1,262
Accrued expenses                                                               56,687
                                                                         ------------
     Total liabilities                                                      5,075,723
                                                                         ------------
NET ASSETS                                                               $235,771,647
                                                                         ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                         $235,771,647
                                                                         ------------
NET ASSETS                                                               $235,771,647
                                                                         ============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $3,729,367)                          3,729,367
Net asset value and offering price per share                                    $1.00
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $4,154,219)                          4,154,219
Net asset value and offering price per share                                    $1.00
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $2,520,509)                          2,520,509
Net asset value and offering price per share                                    $1.00
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $6,348,016)                           6,348,016
Net asset value and offering price per share                                    $1.00
CLASS M
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $219,019,536)                      219,019,536
Net asset value and offering price per share                                    $1.00

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                            $2,343,034
                                                    ----------
     Total investment income                         2,343,034
                                                    ----------
EXPENSES
Investment advisory fee                                580,152
Distribution fee, Class A                                5,968
Distribution fee, Class B                               21,573
Distribution fee, Class C                                4,780
Distribution fee, Class M                              105,362
Financial agent fee                                     31,535
Transfer agent                                          35,750
Registration                                            28,228
Professional                                            18,552
Custodian                                               16,141
Printing                                                10,321
Trustees                                                 6,840
Miscellaneous                                            8,514
                                                    ----------
     Total expenses                                    873,716
     Less expenses borne by investment adviser        (253,871)
                                                    ----------
     Net expenses                                      619,845
                                                    ----------
NET INVESTMENT INCOME                               $1,723,189
                                                    ==========

                        See Notes to Financial Statements

PHOENIX-GOODWIN GOVERNMENT CASH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months
                                                                                            Ended
                                                                                           6/30/02                  Year Ended
                                                                                         (Unaudited)                 12/31/01
                                                                                        -------------             -------------
FROM OPERATIONS
   Net investment income (loss)                                                         $   1,723,189             $   9,609,615
                                                                                        -------------             -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              1,723,189                 9,609,615
                                                                                        -------------             -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (25,293)                 (155,571)
   Net investment income, Class B                                                             (12,320)                 (129,446)
   Net investment income, Class C                                                             (20,320)                 (124,301)
   Net investment income, Class I                                                             (20,353)                  (88,641)
   Net investment income, Class M                                                          (1,644,903)               (9,111,656)
                                                                                        -------------             -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                               (1,723,189)               (9,609,615)
                                                                                        -------------             -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,297,142 and 13,721,141 shares, respectively)            1,297,142                13,721,141
   Net asset value of shares issued from reinvestment of distributions
     (23,601 and 144,869 shares, respectively)                                                 23,601                   144,869
   Cost of shares repurchased (1,909,929 and 13,820,623 shares, respectively)              (1,909,929)              (13,820,623)
                                                                                        -------------             -------------
Total                                                                                        (589,186)                   45,387
                                                                                        -------------             -------------
CLASS B
   Proceeds from sales of shares (376,146 and 1,224,064 shares, respectively)                 376,146                 1,224,064
   Net asset value of shares issued from reinvestment of distributions
     (8,866 and 96,120 shares, respectively)                                                    8,866                    96,120
   Cost of shares repurchased (1,040,134 and 1,172,276 shares, respectively)               (1,040,134)               (1,172,276)
                                                                                        -------------             -------------
Total                                                                                        (655,122)                  147,908
                                                                                        -------------             -------------
CLASS C
   Proceeds from sales of shares (7,959,325 and 4,169,030 shares, respectively)             7,959,325                 4,169,030
   Net asset value of shares issued from reinvestment of distributions
     (17,695 and 113,751 shares, respectively)                                                 17,695                   113,751
   Cost of shares repurchased (8,899,882 and 4,725,773 shares, respectively)               (8,899,882)               (4,725,773)
                                                                                        -------------             -------------
Total                                                                                        (922,862)                 (442,992)
                                                                                        -------------             -------------
CLASS I
   Proceeds from sales of shares (4,453,513 and 1,048,000 shares, respectively)             4,453,513                 1,048,000
   Net asset value of shares issued from reinvestment of distributions
     (20,353 and 88,641 shares, respectively)                                                  20,353                    88,641
   Cost of shares repurchased (465,052 and 1,968,002 shares, respectively)                   (465,052)               (1,968,002)
                                                                                        -------------             -------------
Total                                                                                       4,008,814                  (831,361)
                                                                                        -------------             -------------
CLASS M
   Proceeds from sales of shares (719,516,771 and 1,301,602,695 shares,
     respectively)                                                                        719,516,771             1,301,602,695
   Net asset value of shares issued from reinvestment of distributions
     (1,321,975 and 6,687,182 shares, respectively)                                         1,321,975                 6,687,182
   Cost of shares repurchased (749,466,537 and 1,307,906,208 shares, respectively)       (749,466,537)           (1,307,906,208)
                                                                                        -------------             -------------
Total                                                                                     (28,627,791)                  383,669
                                                                                        -------------             -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              (26,786,147)                 (697,389)
                                                                                        -------------             -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                  (26,786,147)                 (697,389)

NET ASSETS
   Beginning of period                                                                    262,557,794               263,255,183
                                                                                        -------------             -------------
   END OF PERIOD                                                                        $ 235,771,647             $ 262,557,794
                                                                                        =============             =============

                        See Notes to Financial Statements

PHOENIX-GOODWIN GOVERNMENT CASH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                   -------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      ----------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                0.01         0.04         0.06        0.04         0.05        0.05
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.01         0.04         0.06        0.04         0.05        0.05
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.01)       (0.04)       (0.06)      (0.04)       (0.05)      (0.05)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                                --           --           --          --           --          --
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                     ======       ======       ======      ======       ======      ======
Total return                                           0.62%(5)     3.50%        5.70%       4.52%        4.91%       4.97%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $3,729       $4,319       $4,273      $6,110       $8,290      $2,472

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                               0.75%(4)     0.68%        0.65%       0.65%        0.65%       0.65%
   Net investment income                               1.27%(4)     3.54%        5.62%       4.41%        4.75%       4.85%

                                                                                         CLASS B
                                                   -------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      ----------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 --(6)      0.03         0.05        0.04         0.04        0.04
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    --         0.03         0.05        0.04         0.04        0.04
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --(6)     (0.03)       (0.05)      (0.04)       (0.04)      (0.04)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                                --           --           --          --           --          --
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        0.28%(5)     2.81%        4.98%       3.80%        4.18%       4.24%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $4,154       $4,809       $4,661      $4,650       $1,738        $336

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                               1.45%(4)     1.38%        1.35%       1.35%        1.35%       1.35%
   Net investment income                               0.57%(4)     2.85%        4.96%       3.80%        3.97%       4.15%

(1) Maximum sales charge is not reflected in total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.54%, 1.53%, 1.20%, 1.09%, 1.30% and 1.74% for the periods ended June 30, 2002,
    December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.15%, 2.07%, 1.99%, 2.51%, 3.70% and 7.49% for the periods ended June 30, 2002,
    December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(4) Annualized.
(5) Not annualized.
(6) Amount is less than $0.01.

                        See Notes to Financial Statements

PHOENIX-GOODWIN GOVERNMENT CASH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS C
                                                   -------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      ----------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.01         0.04         0.06        0.04         0.05        0.05
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.01         0.04         0.06        0.04         0.05        0.05
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.01)       (0.04)       (0.06)      (0.04)       (0.05)      (0.05)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                                --           --           --          --           --          --
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        0.62%(5)     3.50%        5.70%       4.52%        4.91%       4.97%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $2,521       $3,443       $3,886      $5,982       $6,624      $2,661

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                               0.75%(4)     0.68%        0.65%       0.65%        0.65%       0.65%
   Net investment income                               1.28%(4)     3.60%        5.64%       4.43%        4.73%       4.85%

                                                                                         CLASS I
                                                   -------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      ----------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                0.01         0.04         0.06        0.05         0.05        0.05
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.01         0.04         0.06        0.05         0.05        0.05
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.01)       (0.04)       (0.06)      (0.05)       (0.05)      (0.05)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                                --           --           --          --           --          --
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                     ======       ======       ======      ======       ======      ======
Total return                                           0.76%(5)     3.80%        6.01%       4.83%        5.23%       5.28%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $6,348       $2,339       $3,171      $2,146       $2,884        $100

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                               0.48%(4)     0.38%        0.35%       0.35%        0.35%       0.35%
   Net investment income                               1.55%(4)     3.80%        5.94%       4.73%        5.15%       5.15%

(1) Maximum sales charge is not reflected in total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.76%, 1.64%, 1.31%, 1.35%, 1.38% and 1.65% for the periods ended June 30, 2002,
    December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.04%, 1.16%, 1.14%, 0.67%, 1.47% and 0.82% for the periods ended June 30, 2002,
    December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN GOVERNMENT CASH FUND


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS M
                                                   -------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      ----------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.01         0.04         0.06        0.05         0.05        0.05
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.01         0.04         0.06        0.05         0.05        0.05
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.01)       (0.04)       (0.06)      (0.05)       (0.05)      (0.05)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                                --           --           --          --           --          --
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                     ======       ======       ======      ======       ======      ======
Total return                                           0.74%(3)     3.74%        5.95%       4.77%        5.16%       5.22%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)           $219,020     $247,647     $247,264    $146,314      $75,264     $56,599

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(1)                               0.51%(2)     0.44%        0.41%       0.41%        0.41%       0.41%
   Net investment income                               1.51%(2)     3.83%        5.93%       4.71%        5.01%       5.09%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.69%, 0.71%, 0.67%, 0.66%, 0.69% and 0.73% for the periods ended June 30, 2002,
    December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                      -------    ------------
COMMON STOCKS--93.1%

ADVERTISING--0.3%
APAC Customer Services, Inc.(b) ..................      5,200    $     30,680
Harte-Hanks, Inc. ................................     13,350         274,342
                                                                 ------------
                                                                      305,022
                                                                 ------------
AIR FREIGHT & COURIERS--0.7%
Airborne, Inc. ...................................     17,100         328,320
Ryder System, Inc. ...............................     20,000         541,800
                                                                 ------------
                                                                      870,120
                                                                 ------------
ALTERNATIVE CARRIERS--0.0%
PTEK Holdings, Inc.(b) ...........................      6,000          34,680

APPAREL RETAIL--2.4%
Charming Shoppes, Inc.(b) ........................     45,400         392,256
Chico's FAS, Inc.(b) .............................     12,150         441,288
Dress Barn, Inc. (The)(b) ........................      3,500          54,145
Finish Line, Inc. (The) Class A(b) ...............     41,700         747,264
Gymboree Corp. (The)(b) ..........................      8,600         137,772
Shoe Carnival, Inc.(b) ...........................      1,100          23,474
Too, Inc.(b) .....................................      7,500         231,000
Urban Outfitters, Inc.(b) ........................     19,455         675,478
Wet Seal, Inc. (The) Class A(b) ..................      5,500         133,650
                                                                 ------------
                                                                    2,836,327
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Fossil, Inc.(b) ..................................      4,650          95,604
Kellwood Co. .....................................      5,100         165,750
Quiksilver, Inc.(b) ..............................      5,400         133,920
Russell Corp. ....................................      6,800         130,900
Tommy Hilfiger Corp.(b) ..........................     15,100         216,232
                                                                 ------------
                                                                      742,406
                                                                 ------------
APPLICATION SOFTWARE--0.5%
Concord Communications, Inc.(b) ..................      2,600          42,848
Dendrite International, Inc.(b) ..................      9,000          87,030
Inet Technologies, Inc.(b) .......................      6,700          45,225
MICROS Systems, Inc.(b) ..........................      2,100          58,191
Systems & Computer Technology Corp.(b) ...........     15,000         202,650
Verisity Ltd.(b) .................................      6,800         117,912
                                                                 ------------
                                                                      553,856
                                                                 ------------

                                                       SHARES        VALUE
                                                      -------    ------------
AUTO PARTS & EQUIPMENT--1.2%
American Axle & Manufacturing Holdings, Inc.(b) ..      7,800    $    231,972
ArvinMeritor, Inc. ...............................     20,450         490,800
Collins & Aikman Corp.(b) ........................      8,400          76,440
Dura Automotive Systems, Inc.(b) .................      4,600          95,450
Intermet Corp. ...................................     10,000         107,400
Stoneridge, Inc.(b) ..............................      6,600         123,420
Tower Automotive, Inc.(b) ........................     18,500         258,075
                                                                 ------------
                                                                    1,383,557
                                                                 ------------
AUTOMOBILE MANUFACTURERS--1.0%
Monaco Coach Corp.(b) ............................     11,900         253,470
Thor Industries, Inc. ............................     11,990         854,407
Winnebago Industries, Inc. .......................      2,700         118,800
                                                                 ------------
                                                                    1,226,677
                                                                 ------------
BANKS--7.8%
Anchor BanCorp Wisconsin, Inc. ...................         20             482
BancorpSouth, Inc. ...............................     17,945         362,489
Bank Mutual Corp. ................................      1,200          24,444
BankAtlantic Bancorp, Inc. Class A ...............     102,470      1,270,628
BankUnited Financial Corp. Class A(b) ............     24,760         474,154
BOK Financial Corp.(b) ...........................      6,426         215,014
Capitol Federal Financial ........................      2,900          75,632
Colonial BancGroup, Inc. (The) ...................     24,400         366,000
CVB Financial Corp. ..............................      2,110          47,918
Dime Community Bancshares ........................      2,200          49,918
First BanCorp ....................................      3,500         131,950
First Financial Holdings, Inc. ...................        900          28,935
Flagstar Bancorp, Inc. ...........................     41,477         958,119
Flushing Financial Corp. .........................     11,700         239,733
Gold Banc Corp., Inc. ............................      8,700          95,430
Harbor Florida Bancshares, Inc. ..................      1,400          31,066
Independent Bank Corp. ...........................        900          20,601
Midwest Banc Holdings, Inc. ......................        200           5,978
National Penn Bancshares, Inc. ...................        300           7,860
NetBank, Inc.(b) .................................     25,500         297,075
Northwest Bancorp, Inc. ..........................      3,280          43,329
OceanFirst Financial Corp. .......................      1,000          24,140
PennFed Financial Services, Inc. .................      5,000         139,500
R&G Financial Corp. Class B ......................     14,305         339,172
Republic Bancorp, Inc. ...........................     26,970         402,932
Roslyn Bancorp, Inc. .............................     18,675         407,675
Seacoast Financial Services Corp. ................      6,115         153,303
South Financial Group, Inc. (The) ................     22,525         504,763

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                                                       SHARES        VALUE
                                                      -------    ------------
BANKS--CONTINUED
Staten Island Bancorp, Inc. ......................     69,800    $  1,340,160
Trust Co. of New Jersey (The) ....................      2,500          64,247
U.S.B. Holding Co., Inc. .........................        700          14,420
United Community Financial Corp. .................      4,400          41,184
W Holding Co., Inc. ..............................      2,500          60,500
Waypoint Financial Corp. .........................     25,255         493,735
Westcorp .........................................      9,600         306,720
Wintrust Financial Corp. .........................      2,900         100,253
WSFS Financial Corp. .............................      1,500          38,805
                                                                 ------------
                                                                    9,178,264
                                                                 ------------
BIOTECHNOLOGY--0.2%
SangStat Medical Corp.(b) ........................     11,700         268,866

BROADCASTING & CABLE TV--0.2%
Cumulus Media, Inc. Class A(b) ...................      8,100         111,618
Saga Communications, Inc. Class A(b) .............        625          14,063
Sinclair Broadcast Group, Inc. Class A(b) ........      7,645         110,386
                                                                 ------------
                                                                      236,067
                                                                 ------------
BUILDING PRODUCTS--2.4%
Aaon, Inc.(b) ....................................        500           9,385
Apogee Enterprises, Inc. .........................     40,500         581,580
Elcor Corp. ......................................      9,500         259,825
Griffon Corp.(b) .................................     67,120       1,214,872
Lennox International, Inc. .......................        700          12,593
Universal Forest Products, Inc. ..................      4,750         111,245
Watsco, Inc. .....................................     34,515         629,899
                                                                 ------------
                                                                    2,819,399
                                                                 ------------
CASINOS & GAMING--2.5%
Alliance Gaming Corp.(b) .........................     12,700         155,194
Ameristar Casinos, Inc.(b) .......................      1,400          40,684
Aztar Corp.(b) ...................................     41,885         871,208
Boyd Gaming Corp.(b) .............................     38,700         557,280
Isle of Capri Casinos, Inc.(b) ...................     22,600         457,650
MTR Gaming Group, Inc.(b) ........................      7,100         118,570
Multimedia Games, Inc.(b) ........................      6,250         136,312
Penn National Gaming, Inc.(b) ....................     32,910         597,317
                                                                 ------------
                                                                    2,934,215
                                                                 ------------
CATALOG RETAIL--0.3%
Insight Enterprises, Inc.(b) .....................      6,700         168,773
J. Jill Group, Inc.(b) ...........................      4,300         163,185
                                                                 ------------
                                                                      331,958
                                                                 ------------
COMMERCIAL PRINTING--0.0%
Bowne & Co., Inc. ................................      3,900          57,486

                                                       SHARES        VALUE
                                                      -------    ------------
COMPUTER & ELECTRONICS RETAIL--0.5%
Hollywood Entertainment Corp.(b) .................     16,700    $    345,356
Movie Gallery, Inc.(b) ...........................      8,900         187,968
                                                                 ------------
                                                                      533,324
                                                                 ------------
COMPUTER HARDWARE--0.2%
Concurrent Computer Corp.(b) .....................     40,200         186,930

COMPUTER STORAGE & PERIPHERALS--0.6%
SimpleTech, Inc.(b) ..............................     20,155          68,729
Storage Technology Corp.(b) ......................     36,800         587,696
                                                                 ------------
                                                                      656,425
                                                                 ------------
CONSTRUCTION & ENGINEERING--0.4%
Shaw Group, Inc. (The)(b) ........................     12,100         371,470
URS Corp.(b) .....................................      4,875         136,500
                                                                 ------------
                                                                      507,970
                                                                 ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.4%
AGCO Corp. .......................................     27,300         532,350

CONSUMER FINANCE--0.8%
Cash America International, Inc. .................     28,300         260,360
Charter Municipal Mortgage Acceptance Co. ........      3,000          53,640
New Century Financial Corp. ......................     11,100         388,167
Rent-Way, Inc.(b) ................................     21,700         281,015
                                                                 ------------
                                                                      983,182
                                                                 ------------
DATA PROCESSING SERVICES--0.0%
Tyler Technologies, Inc. .........................      6,100          32,452

DEPARTMENT STORES--0.4%
Dillard's, Inc. Class A ..........................      8,800         231,352
Saks, Inc.(b) ....................................     17,800         228,552
                                                                 ------------
                                                                      459,904
                                                                 ------------
DISTILLERS & VINTNERS--0.6%
Constellation Brands, Inc. Class A(b) ............     21,100         675,200

DISTRIBUTORS--0.2%
Fisher Scientific International, Inc.(b) .........      6,500         182,000
MSC Industrial Direct Co., Inc. Class A(b) .......      4,900          95,550
                                                                 ------------
                                                                      277,550
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--4.3%
Bright Horizons Family Solutions, Inc.(b) ........      1,600          52,976
Central Parking Corp. ............................      9,000         205,650
Coinstar, Inc.(b) ................................     10,200         249,390
Corinthian Colleges, Inc.(b) .....................      6,100         206,729
FTI Consulting, Inc.(b) ..........................      4,450         155,795

                       See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND


                                                       SHARES        VALUE
                                                      -------    ------------
DIVERSIFIED COMMERCIAL SERVICES--CONTINUED
Global Imaging Systems, Inc.(b) ..................     45,065    $    855,784
ICT Group, Inc.(b) ...............................      5,700         103,569
Information Resources, Inc.(b) ...................     20,400         191,536
ITT Educational Services, Inc.(b) ................      7,500         163,500
NCO Group, Inc.(b) ...............................      2,625          57,173
Pittston Brink's Group ...........................     23,000         552,000
Pre-Paid Legal Services, Inc.(b) .................     10,700         212,930
PRG-Schultz International, Inc.(b) ...............      8,900         109,559
Renaissance Learning, Inc.(b) ....................     12,100         244,662
Right Management Consultants, Inc.(b) ............     24,640         648,007
TeleTech Holdings, Inc.(b) .......................     23,500         224,190
University of Phoenix Online(b) ..................     14,460         428,305
Wackenhut Corrections Corp.(b) ...................     27,000         394,200
                                                                 ------------
                                                                    5,055,955
                                                                 ------------
DIVERSIFIED METALS & MINING--0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B(b) ..     32,200         574,770

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Acuity Brands, Inc. ..............................      9,400         171,080

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Benchmark Electronics, Inc.(b) ...................     16,600         481,400
Checkpoint Systems, Inc.(b) ......................     72,900         852,930
Excel Technology, Inc.(b) ........................        900          18,900
Hypercom Corp.(b) ................................     17,480         134,596
Itron, Inc.(b) ...................................      9,525         249,841
Methode Electronics, Inc. Class A ................     11,800         150,686
MTS Systems Corp. ................................     43,500         545,925
                                                                 ------------
                                                                    2,434,278
                                                                 ------------
EMPLOYMENT SERVICES--1.0%
CDI Corp.(b) .....................................      6,100         198,555
Cross Country, Inc.(b) ...........................      6,600         249,480
Kelly Services, Inc. Class A .....................      2,100          56,721
Labor Ready, Inc.(b) .............................     59,200         346,320
MPS Group, Inc.(b) ...............................     38,000         323,000
                                                                 ------------
                                                                    1,174,076
                                                                 ------------
EXCHANGE TRADED FUNDS--1.3%
iShares Dow Jones U.S. Energy Sector Index Fund ..      6,900         318,021
iShares Dow Jones U.S. Real Estate Index Fund ....      3,600         313,920
iShares S&P SmallCap 600 Index Fund ..............      7,500         858,750
                                                                 ------------
                                                                    1,490,691
                                                                 ------------

                                                       SHARES        VALUE
                                                      -------    ------------
FOOD DISTRIBUTORS--1.1%
ARAMARK Corp. Class B(b) .........................      2,345    $     58,625
Performance Food Group Co.(b) ....................      9,800         331,828
United Natural Foods, Inc.(b) ....................     48,155         939,022
                                                                 ------------
                                                                    1,329,475
                                                                 ------------
FOOD RETAIL--0.4%
7-Eleven, Inc.(b) ................................     23,900         192,395
Ruddick Corp. ....................................     18,220         309,011
                                                                 ------------
                                                                      501,406
                                                                 ------------
FOOTWEAR--0.0%
Wolverine World Wide, Inc. .......................      1,600          27,920

GAS UTILITIES--0.2%
Southwestern Energy Co.(b) .......................     11,900         180,761

GENERAL MERCHANDISE STORES--2.2%
99 Cents Only Stores(b) ..........................     13,766         353,098
Big Lots, Inc.(b) ................................     20,400         401,472
Fred's, Inc. .....................................     37,625       1,383,847
Kmart Corp.(b) ...................................     14,700          15,141
ShopKo Stores, Inc. ..............................     19,600         395,920
                                                                 ------------
                                                                    2,549,478
                                                                 ------------
HEALTH CARE DISTRIBUTORS & SERVICES--5.7%
aaiPharma, Inc.(b) ...............................      9,500         213,560
AdvancePCS(b) ....................................     19,000         454,860
American Healthways, Inc.(b) .....................      4,900          87,220
Covance, Inc.(b) .................................      9,400         176,250
D & K Healthcare Resources, Inc. .................      9,000         317,340
DaVita, Inc.(b) ..................................     27,500         654,500
Dynacare, Inc.(b) ................................     11,960         263,001
Hanger Orthopedic Group, Inc.(b) .................      5,900          89,621
Hooper Holmes, Inc. ..............................     45,200         361,600
LabOne, Inc.(b) ..................................      4,500         116,955
Omnicare, Inc. ...................................     41,300       1,084,538
Per-Se Technologies, Inc.(b) .....................     14,700         135,225
PSS World Medical, Inc.(b) .......................     11,400          92,340
Radiologix, Inc.(b) ..............................     10,500         160,125
Renal Care Group, Inc.(b) ........................     23,100         719,565
Schein (Henry), Inc.(b) ..........................     18,700         832,150
Stericycle, Inc.(b) ..............................     20,900         740,069
VitalWorks, Inc.(b) ..............................     33,000         270,600
                                                                 ------------
                                                                    6,769,519
                                                                 ------------

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                                                       SHARES        VALUE
                                                      -------    ------------
HEALTH CARE EQUIPMENT--2.0%
ALARIS Medical, Inc.(b) ..........................      3,700    $     24,642
American Medical Systems Holdings, Inc.(b) .......      8,900         178,534
Bio-Rad Laboratories, Inc. Class A(b) ............      6,200         282,162
Endocare, Inc.(b) ................................      3,300          43,593
Hologic, Inc.(b) .................................      6,600          95,502
ICU Medical, Inc.(b) .............................      1,400          43,260
K-V Pharmaceutical Co. Class A(b) ................      3,500          94,500
Mentor Corp. .....................................     35,100       1,288,486
Merit Medical Systems, Inc.(b) ...................      5,925         122,233
Possis Medical, Inc.(b) ..........................     12,725         157,141
                                                                 ------------
                                                                    2,330,053
                                                                 ------------
HEALTH CARE FACILITIES--0.2%
Beverly Enterprises, Inc.(b) .....................     16,200         123,282
Province Healthcare Co.(b) .......................      6,400         143,104
Select Medical Corp.(b) ..........................        700          10,962
                                                                 ------------
                                                                      277,348
                                                                 ------------
HEALTH CARE SUPPLIES--0.9%
STERIS Corp.(b) ..................................     51,900         991,809
Theragenics Corp.(b) .............................      6,400          53,952
                                                                 ------------
                                                                    1,045,761
                                                                 ------------
HOME FURNISHINGS--0.5%
Furniture Brands International, Inc.(b) ..........      7,400         223,850
La-Z-Boy, Inc. ...................................     12,700         320,294
WestPoint Stevens, Inc.(b) .......................     23,000          89,010
                                                                 ------------
                                                                      633,154
                                                                 ------------
HOME IMPROVEMENT RETAIL--0.3%
Hughes Supply, Inc. ..............................      7,000         314,300

HOMEBUILDING--1.3%
Hovnanian Enterprises, Inc. Class A(b) ...........     14,000         502,320
KB HOME ..........................................      4,500         231,795
M/I Schottenstein Homes, Inc. ....................     12,400         467,232
Toll Brothers, Inc.(b) ...........................     10,600         310,580
                                                                 ------------
                                                                    1,511,927
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.0%
Choice Hotels International, Inc.(b) .............      2,000          40,020

HOUSEHOLD APPLIANCES--0.0%
Applica, Inc. ....................................      4,800          59,520

                                                       SHARES        VALUE
                                                      -------    ------------
HOUSEHOLD PRODUCTS--2.0%
Church & Dwight Co., Inc. ........................      4,200    $    131,586
Dial Corp. (The) .................................     51,500       1,031,030
Nu Skin Enterprises, Inc. Class A ................     49,460         719,643
Playtex Products, Inc.(b) ........................     33,290         431,105
WD-40 Co. ........................................      1,200          33,312
                                                                 ------------
                                                                    2,346,676
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.2%
Blyth, Inc. ......................................      5,300         165,466
Lancaster Colony Corp. ...........................      3,200         114,112
                                                                 ------------
                                                                      279,578
                                                                 ------------
INDUSTRIAL GASES--1.3%
Airgas, Inc.(b) ..................................     86,700       1,499,910
Foamex International, Inc.(b) ....................      7,600          84,436
                                                                 ------------
                                                                    1,584,346
                                                                 ------------
INDUSTRIAL MACHINERY--0.5%
Donaldson Co., Inc. ..............................      5,700         199,728
Gibraltar Steel Corp. ............................      2,600          57,694
Jarden Corp.(b) ..................................      2,600          51,480
Reliance Steel & Aluminum Co. ....................      5,800         176,900
Valmont Industries, Inc. .........................      4,900          99,617
Walter Industries, Inc. ..........................      1,800          24,030
                                                                 ------------
                                                                      609,449
                                                                 ------------
INSURANCE BROKERS--1.1%
Brown & Brown, Inc. ..............................     21,800         686,700
Hilb, Rogal & Hamilton Co. .......................     12,500         565,625
                                                                 ------------
                                                                    1,252,325
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.2%
General Communication, Inc. Class A(b) ...........     43,900         292,813

INTERNET RETAIL--0.1%
1-800-FLOWERS.COM, Inc.  Class A(b) ..............      8,900          99,324

INTERNET SOFTWARE & SERVICES--0.8%
Digitas, Inc.(b) .................................      3,295          14,989
Websense, Inc.(b) ................................     34,155         873,343
                                                                 ------------
                                                                      888,332
                                                                 ------------
IT CONSULTING & SERVICES--0.7%
CGI Group, Inc. Class A(b) .......................      4,500          20,520
Gartner, Inc. Class B(b) .........................      6,200          58,280
Infonet Services Corp. Class B(b) ................    131,600         326,368

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                                                       SHARES        VALUE
                                                      -------    ------------
IT CONSULTING & SERVICES--CONTINUED
Lawson Software, Inc.(b) .........................     15,400    $     88,858
Perot Systems Corp. Class A(b) ...................     17,500         190,575
StarTek, Inc.(b) .................................      1,800          48,132
Sykes Enterprises, Inc.(b) .......................      3,900          29,987
Syntel, Inc.(b) ..................................      5,080          62,789
                                                                 ------------
                                                                      825,509
                                                                 ------------
LEISURE PRODUCTS--1.1%
Action Performance Cos., Inc.(b) .................     20,200         638,320
Activision, Inc.(b) ..............................     21,600         627,696
Scientific Games Corp. Class A(b) ................      7,200          57,168
                                                                 ------------
                                                                    1,323,184
                                                                 ------------
LIFE & HEALTH INSURANCE--0.2%
Universal American Financial Corp.(b) ............     28,300         189,893

MANAGED HEALTH CARE--3.8%
American Medical Security Group, Inc. ............      6,100         146,095
Caremark Rx, Inc.(b) .............................     32,700         539,550
Cobalt Corp. .....................................      3,500          79,800
Coventry Health Care, Inc.(b) ....................     14,000         397,880
Mid Atlantic Medical Services, Inc.(b) ...........     37,500       1,175,625
Pediatrix Medical Group, Inc.(b) .................     14,300         357,500
Sierra Health Services, Inc.(b) ..................     48,040       1,073,694
US Oncology, Inc.(b) .............................     92,000         766,360
                                                                 ------------
                                                                    4,536,504
                                                                 ------------
MEAT, POULTRY & FISH--0.1%
Sanderson Farms, Inc. ............................      7,100         177,571

METAL & GLASS CONTAINERS--1.5%
Crown Cork & Seal Co., Inc. ......................     27,900         191,115
Myers Industries, Inc. ...........................      8,800         150,832
Owens-Illinois, Inc.(b) ..........................     19,000         261,060
Pactiv Corp.(b) ..................................     41,900         997,220
Silgan Holdings, Inc.(b) .........................      3,500         141,540
                                                                 ------------
                                                                    1,741,767
                                                                 ------------
OFFICE SERVICES & SUPPLIES--0.2%
Kimball International, Inc. Class B ..............      7,200         118,008
New England Business Service, Inc. ...............      3,500          87,990
Standard Register Co. (The) ......................        200           6,838
                                                                 ------------
                                                                      212,836
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.6%
FMC Technologies, Inc.(b) ........................     20,000         415,200
Oceaneering International, Inc.(b) ...............      8,600         232,200
Superior Energy Services, Inc.(b) ................      4,500          45,675
                                                                 ------------
                                                                      693,075
                                                                 ------------

                                                       SHARES        VALUE
                                                      -------    ------------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Ultra Petroleum Corp.(b) .........................     25,150    $    190,888

PACKAGED FOODS AND MEATS--3.4%
Del Monte Foods Co.(b) ...........................     21,990         259,482
Dole Food Co., Inc. ..............................      6,400         184,640
Fresh Del Monte Produce, Inc. ....................     53,800       1,345,000
Herbalife International, Inc. Class B ............      3,000          57,510
Interstate Bakeries Corp. ........................     28,500         823,080
Lance, Inc. ......................................     72,100       1,051,218
Ralcorp Holdings, Inc.(b) ........................     10,500         328,125
                                                                 ------------
                                                                    4,049,055
                                                                 ------------
PERSONAL PRODUCTS--1.2%
NBTY, Inc.(b) ....................................     80,800       1,250,784
Yankee Candle Co., Inc. (The)(b) .................      6,600         178,794
                                                                 ------------
                                                                    1,429,578
                                                                 ------------
PHARMACEUTICALS--0.7%
Axcan Pharma, Inc.(b) ............................      2,600          38,844
Endo Pharmaceuticals Holdings, Inc.(b) ...........     28,800         201,600
First Horizon Pharmaceutical Corp.(b) ............     30,285         626,597
                                                                 ------------
                                                                      867,041
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--0.4%
CNA Surety Corp. .................................        700          10,185
First American Corp. .............................      8,000         184,000
Kingsway Financial Services, Inc.(b) .............        100           1,130
Ohio Casualty Corp.(b) ...........................     15,100         315,590
                                                                 ------------
                                                                      510,905
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
America First Mortgage Investments, Inc. .........      2,900          28,565

REITS--2.0%
Annaly Mortgage Management, Inc. .................     34,100         661,540
Crown American Realty Trust ......................     47,740         448,756
Impac Mortgage Holdings, Inc. ....................      7,700         103,796
PS Business Parks, Inc. ..........................      3,500         122,325
United Dominion Realty Trust, Inc. ...............     62,000         976,500
                                                                 ------------
                                                                    2,312,917
                                                                 ------------
RESTAURANTS--7.3%
AFC Enterprises, Inc.(b) .........................      8,900         278,125
Bob Evans Farms, Inc. ............................     41,300       1,300,124
CBRL Group, Inc. .................................     42,000       1,281,840
Cheesecake Factory, Inc. (The)(b) ................     12,400         439,952
CKE Restaurants, Inc.(b) .........................      8,600          97,868
Jack in the Box, Inc.(b) .........................      7,300         232,140
Landry's Restaurants, Inc. .......................     43,100       1,099,481

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                                                       SHARES        VALUE
                                                      -------    ------------
RESTAURANTS--CONTINUED
O' Charley's, Inc.(b) ............................     18,200    $    460,460
Papa John's International, Inc.(b) ...............     25,985         867,639
Ruby Tuesday, Inc. ...............................     46,500         902,100
Ryan's Family Steak Houses, Inc.(b) ..............     70,350         929,324
Sonic Corp.(b) ...................................      7,800         244,998
Steak n Shake Co. (The) ..........................     29,300         458,545
                                                                 ------------
                                                                    8,592,596
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.1%
Cymer, Inc.(b) ...................................      3,700         129,648
Semitool, Inc.(b) ................................      1,300          10,608
                                                                 ------------
                                                                      140,256
                                                                 ------------
SEMICONDUCTORS--1.0%
ESS Technology, Inc.(b) ..........................     66,500       1,166,410

SPECIALTY CHEMICALS--1.4%
A. Schulman, Inc. ................................     26,070         559,175
Crompton Corp. ...................................     15,500         197,625
PolyOne Corp. ....................................     12,000         135,000
RPM, Inc. ........................................     47,900         730,475
                                                                 ------------
                                                                    1,622,275
                                                                 ------------
SPECIALTY STORES--7.8%
A.C. Moore Arts & Crafts, Inc.(b) ................        800          37,880
Aaron Rents, Inc. ................................      6,500         155,675
Barnes & Noble, Inc.(b) ..........................      8,200         216,726
Borders Group, Inc.(b) ...........................     12,400         228,160
Claire's Stores, Inc. ............................      8,900         203,810
GameStop Corp.(b) ................................     10,900         228,791
Group 1 Automotive, Inc.(b) ......................     22,500         858,375
Guitar Center, Inc.(b) ...........................     16,100         298,655
Haverty Furniture Cos., Inc. .....................     14,900         294,275
Jo-Ann Stores, Inc. Class A(b) ...................      2,000          58,400
Lithia Motors, Inc. Class A(b) ...................     18,500         498,020
Michaels Stores, Inc.(b) .........................     16,900         659,100
O'Reilly Automotive, Inc.(b) .....................      4,900         135,044
OfficeMax, Inc.(b) ...............................     60,000         353,400
Pep Boys-Manny, Moe & Jack (The) .................     42,190         710,901
PETsMART, Inc.(b) ................................     81,800       1,312,072
Pier 1 Imports, Inc. .............................     32,000         672,000
Regis Corp. ......................................     25,200         680,879
Rent-A-Center, Inc.(b) ...........................      3,900         226,239
Sonic Automotive, Inc.(b) ........................     22,500         579,375
Sports Authority, Inc. (The)(b) ..................     24,300         276,048

                                                       SHARES        VALUE
                                                      -------    ------------
SPECIALTY STORES--CONTINUED
TBC Corp.(b) .....................................      1,900    $     30,172
Tuesday Morning Corp.(b) .........................      3,600          66,816
United Auto Group, Inc.(b) .......................      9,100         190,190
Whitehall Jewellers, Inc.(b) .....................     14,300         296,725
                                                                 ------------
                                                                    9,267,728
                                                                 ------------
STEEL--0.9%
Commercial Metals Co. ............................     14,250         668,895
Steel Dynamics, Inc.(b) ..........................     18,800         309,636
Worthington Industries, Inc. .....................      5,900         106,790
                                                                 ------------
                                                                    1,085,321
                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT--1.4%
Arris Group, Inc.(b) .............................     10,905          47,971
Centillium Commuications, Inc.(b) ................     21,900         190,968
Inter-Tel, Inc. ..................................     15,800         270,338
Plantronics, Inc.(b) .............................     30,500         579,805
Powerwave Technologies, Inc.(b) ..................     58,100         532,196
                                                                 ------------
                                                                    1,621,278
                                                                 ------------
TIRES & RUBBER--1.2%
Aftermarket Technology Corp.(b) ..................      3,900          74,880
Cooper Tire & Rubber Co. .........................     44,900         922,695
Keystone Automotive Industries, Inc.(b) ..........     18,400         354,182
Tenneco Automotive, Inc.(b) ......................      4,100          27,060
                                                                 ------------
                                                                    1,378,817
                                                                 ------------
TOBACCO--0.4%
DIMON, Inc. ......................................     22,900         158,468
Schweitzer-Mauduit International, Inc. ...........      2,000          49,200
Standard Commercial Corp. ........................     13,500         292,950
                                                                 ------------
                                                                      500,618
                                                                 ------------
TRUCKING--1.0%
Knight Transportation, Inc.(b) ...................     33,125         768,169
Swift Transportation Co., Inc.(b) ................     14,200         330,860
Werner Enterprises, Inc. .........................      3,600          76,716
                                                                 ------------
                                                                    1,175,745
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $96,642,859)                                     110,088,854
-----------------------------------------------------------------------------

                       See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                                                       SHARES        VALUE
                                                      -------    ------------
FOREIGN COMMON STOCKS--2.0%

APPLICATION SOFTWARE--0.0%
Autonomy Corp. plc ADR (United Kingdom)(b) .......      1,700    $      6,428
TTI Team Telecom International Ltd. (Israel)(b) ..      1,100          17,611
                                                                 ------------
                                                                       24,039
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.1%
Decoma International, Inc. (Canada) ..............      1,000          11,220
Intier Automotive, Inc. Class A (Canada) .........      2,400          42,264
                                                                 ------------
                                                                       53,484
                                                                 ------------
BROADCASTING & CABLE TV--0.2%
TV Azteca SA de CV ADR (Mexico) ..................     41,955         285,714

BUILDING PRODUCTS--0.1%
Masonite International Corp. (Canada)(b) .........      3,600          66,492

COMPUTER & ELECTRONICS RETAIL--0.1%
Grupo Elektra SA de CV GDR (Mexico) ..............      6,700          57,955

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
O2Micro International Ltd. (Cayman Islands)(b) ...     15,700         162,495

FOOD RETAIL--0.0%
Blue Square-Israel Ltd. ADR (Israel) .............      2,500          29,500

INDUSTRIAL MACHINERY--0.0%
Grupo IMSA SA de CV ADR (Mexico) .................      2,300          28,520

METAL & GLASS CONTAINERS--0.0%
Vitro SA de CV ADR (Mexico) ......................        500           1,690

OFFICE SERVICES & SUPPLIES--0.2%
Moore Corp. Ltd. (Canada)(b) .....................     16,600         190,568

PHARMACEUTICALS--0.1%
Dr. Reddy's Laboratories Ltd. ADR (India) ........      5,500         106,700

SOFT DRINKS--1.1%
Coca-Cola Femsa SA de CV  ADR (Mexico) ...........     24,150         579,600
Cott Corp. (Canada)(b) ...........................     39,350         747,256
                                                                 ------------
                                                                    1,326,856
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,203,308)                                        2,334,013
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.1%
(IDENTIFIED COST $98,846,167)                                     112,422,867
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                      -------    ------------
SHORT-TERM OBLIGATIONS--5.3%

REPURCHASE AGREEMENTS--5.3%
Morgan Stanley & Co., Inc. repurchase agreement
1.94%, dated 6/28/02, due 7/1/02, repurchase price
$6,230,007, collateralized by a Fannie Mae Bond
5.50%, 1/1/17, market value $6,385,363 ...........     $6,229    $  6,229,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,229,000)                                        6,229,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $105,075,167)                                    118,651,867(a)

Other assets and liabilities, net--(0.4)%                            (464,588)
                                                                 ------------
NET ASSETS--100.0%                                               $118,187,279
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,725,313 and gross depreciation of $5,665,086 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $105,591,640.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $105,075,167)                                $118,651,867
Cash                                                                    8,111
Receivables
   Dividends and interest                                              34,154
   Fund shares sold                                                    17,977
Prepaid expenses                                                          611
                                                                 ------------
     Total assets                                                 118,712,720
                                                                 ------------
LIABILITIES
Payables
   Fund shares repurchased                                            222,611
   Investment securities purchased                                     29,371
   Investment advisory fee                                             97,830
   Distribution fee                                                    56,381
   Transfer agent fee                                                  46,700
   Financial agent fee                                                  6,281
   Trustees' fee                                                        1,262
   Payable to adviser                                                     143
Accrued expenses                                                       64,862
                                                                 ------------
      Total liabilities                                               525,441
                                                                 ------------
NET ASSETS                                                       $118,187,279
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 95,826,503
Accumulated net investment loss                                    (1,082,661)
Accumulated net realized gain                                       9,866,737
Net unrealized appreciation                                        13,576,700
                                                                 ------------
NET ASSETS                                                       $118,187,279
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $70,057,748)                 6,224,994
Net asset value per share                                              $11.25
Offering price per share $11.25/(1-5.75%)                              $11.94

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $10,928,767)                   999,616
Net asset value and offering price per share                           $10.93

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $36,123,022)                 3,307,456
Net asset value and offering price per share                           $10.92

CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $1,077,742)                     93,598
Net asset value and offering price per share                           $11.51


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                  $   396,997
Interest                                                        29,039
Foreign taxes withheld                                            (954)
                                                           -----------
     Total investment income                                   425,082
                                                           -----------
EXPENSES
Investment advisory fee                                        606,530
Distribution fee, Class A                                      106,989
Distribution fee, Class B                                       56,276
Distribution fee, Class C                                      188,310
Financial agent fee                                             38,871
Transfer agent                                                 109,022
Custodian                                                       46,202
Printing                                                        17,481
Registration                                                    14,943
Professional                                                    14,282
Trustees                                                         6,840
Miscellaneous                                                    7,018
                                                           -----------
     Total expenses                                          1,212,764
                                                           -----------
NET INVESTMENT LOSS                                           (787,682)
                                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                             12,081,573
Net change in unrealized appreciation (depreciation) on
   investments                                              (6,911,930)
                                                           -----------
NET GAIN ON INVESTMENTS                                      5,169,643
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ 4,381,961
                                                           ===========

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six Months
                                                                                                  Ended
                                                                                                 6/30/02         Year Ended
                                                                                               (Unaudited)        12/31/01
                                                                                              ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                               $   (787,682)     $ (1,063,010)
   Net realized gain (loss)                                                                     12,081,573           124,776
   Net change in unrealized appreciation (depreciation)                                         (6,911,930)        4,480,814
                                                                                              ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   4,381,961         3,542,580
                                                                                              ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                       --           (78,086)
   Net investment income, Class I                                                                       --            (4,092)
                                                                                              ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                            --           (82,178)
                                                                                              ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (254,740 and 299,529 shares, respectively)                      2,873,859         3,109,023
   Net asset value of shares issued from reinvestment of distributions
     (0 and 6,409 shares, respectively)                                                                 --            68,259
   Cost of shares repurchased (520,119 and 1,537,424 shares, respectively)                      (5,843,660)      (15,710,397)
                                                                                              ------------      ------------
Total                                                                                           (2,969,801)      (12,533,115)
                                                                                              ------------      ------------
CLASS B
   Proceeds from sales of shares (71,032 and 83,550 shares, respectively)                          783,321           809,414
   Cost of shares repurchased (139,143 and 331,695 shares, respectively)                        (1,528,406)       (3,295,631)
                                                                                              ------------      ------------
Total                                                                                             (745,085)       (2,486,217)
                                                                                              ------------      ------------
CLASS C
   Proceeds from sales of shares (45,898 and 91,053 shares, respectively)                          501,175           923,476
   Cost of shares repurchased (319,465 and 1,027,429 shares, respectively)                      (3,508,297)      (10,245,466)
                                                                                              ------------      ------------
Total                                                                                           (3,007,122)       (9,321,990)
                                                                                              ------------      ------------
CLASS I
   Proceeds from sales of shares (2,657 and 2,683 shares, respectively)                             31,985            28,297
   Net asset value of shares issued from reinvestment of distributions
     (0 and 376 shares, respectively)                                                                   --             4,092
   Cost of shares repurchased (394 and 4,083 shares, respectively)                                  (4,852)          (43,449)
                                                                                              ------------      ------------
Total                                                                                               27,133           (11,060)
                                                                                              ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    (6,694,875)      (24,352,382)
                                                                                              ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        (2,312,914)      (20,891,980)
NET ASSETS
   Beginning of period                                                                         120,500,193       141,392,173
                                                                                              ------------      ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND DISTRIBUTIONS IN EXCESS OF
     NET INVESTMENT INCOME OF ($1,082,661) AND ($294,979), RESPECTIVELY]                      $118,187,279      $120,500,193
                                                                                              ============      ============

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998         1997
Net asset value, beginning of period                 $10.84       $10.45       $11.99      $16.21       $18.27      $15.90
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.05)       (0.06)(2)     0.12(2)     0.11(2)      0.07        0.10
   Net realized and unrealized gain (loss)             0.46         0.46         0.05       (0.51)       (0.32)       3.67
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.41         0.40         0.17       (0.40)       (0.25)       3.77
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --        (0.01)       (0.11)      (0.12)       (0.07)      (0.09)
   Distributions from net realized gains                 --           --        (1.60)      (3.70)       (1.74)      (1.31)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --        (0.01)       (1.71)      (3.82)       (1.81)      (1.40)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.41         0.39        (1.54)      (4.22)       (2.06)       2.37
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $11.25       $10.84       $10.45      $11.99       $16.21      $18.27
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        3.78 %(4)    3.85 %       1.99%      (1.80)%      (0.97)%     23.83%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $70,058      $70,384      $80,690    $126,461     $240,900    $293,809

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.72 %(3)    1.78 %       1.72%       1.58 %       1.52 %      1.52%
   Net investment income                              (1.02)%(3)   (0.56)%       0.99%       0.74 %       0.34 %      0.61%
Portfolio turnover                                      110 %(4)     226 %        265%         92 %        117 %        77%

                                                                                 CLASS B
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998         1997
Net asset value, beginning of period                 $10.57       $10.24       $11.80      $16.02       $18.13      $15.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.10)       (0.13)(2)     0.03(2)     0.01(2)     (0.06)      (0.02)
   Net realized and unrealized gain (loss)             0.46         0.46         0.05       (0.51)       (0.31)       3.64
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.36         0.33         0.08       (0.50)       (0.37)       3.62
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.04)      (0.02)          --          --
   Distributions from net realized gains                 --           --        (1.60)      (3.70)       (1.74)      (1.31)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --        (1.64)      (3.72)       (1.74)      (1.31)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.36         0.33        (1.56)      (4.22)       (2.11)       2.31
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.93       $10.57       $10.24      $11.80       $16.02      $18.13
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        3.41 %(4)    3.22 %       1.23%      (2.45)%      (1.66)%     22.97 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $10,929      $11,287      $13,481     $19,523      $30,370     $22,122

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.42 %(3)    2.48 %       2.42%       2.27 %       2.22 %      2.22 %
   Net investment income                              (1.72)%(3)   (1.26)%       0.29%       0.08 %      (0.36)%     (0.09)%
Portfolio turnover                                      110 %(4)     226 %        265%         92 %        117 %        77 %

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS C
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998         1997
Net asset value, beginning of period                 $10.56       $10.23       $11.79      $15.99       $18.10      $15.79
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.12)       (0.13)(2)     0.04(2)       --(2)     (0.07)      (0.02)
   Net realized and unrealized gain (loss)             0.48         0.46         0.04       (0.50)       (0.30)       3.64
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.36         0.33         0.08       (0.50)       (0.37)       3.62
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.04)         --           --          --
   Distributions from net realized gains                 --           --        (1.60)      (3.70)       (1.74)      (1.31)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --        (1.64)      (3.70)       (1.74)      (1.31)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.36         0.33        (1.56)      (4.20)       (2.11)       2.31
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.92       $10.56       $10.23      $11.79       $15.99      $18.10
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        3.41 %(4)    3.23 %       1.22%      (2.49)%      (1.67)%     23.01 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $36,123      $37,817      $46,235     $89,165     $201,789    $248,584

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.42 %(3)    2.48 %       2.42%       2.28 %       2.22 %      2.22 %
   Net investment income                              (1.72)%(3)   (1.26)%       0.32%       0.02 %      (0.36)%     (0.09)%
Portfolio turnover                                      110 %(4)     226 %        265%         92 %        117 %        77 %


                                                                                 CLASS I
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998         1997
Net asset value, beginning of period                 $11.08       $10.67       $12.21      $16.43       $18.46      $16.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.04)       (0.03)(2)     0.16(2)     0.17(2)      0.09        0.15
   Net realized and unrealized gain (loss)             0.47         0.49         0.04       (0.52)       (0.29)       3.71
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.43         0.46         0.20       (0.35)       (0.20)       3.86
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --        (0.05)       (0.14)      (0.17)       (0.09)      (0.13)
   Distributions from net realized gains                 --           --        (1.60)      (3.70)       (1.74)      (1.31)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --        (0.05)       (1.74)      (3.87)       (1.83)      (1.44)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.43         0.41        (1.54)      (4.22)       (2.03)       2.42
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $11.51       $11.08       $10.67      $12.21       $16.43      $18.46
                                                     ======       ======       ======      ======       ======      ======
Total return                                           3.88 %(4)    4.27 %       2.23%      (1.45)%      (0.67)%     24.17%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $1,078       $1,012         $986      $1,903       $2,760      $2,735

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.42 %(3)    1.48 %       1.44%       1.27 %       1.22 %      1.22%
   Net investment income                              (0.72)%(3)   (0.27)%       1.35%       1.14 %       0.64 %      0.91%
Portfolio turnover                                      110 %(4)     226 %        265%         92 %        117 %        77%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.

(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                       ------    ------------
COMMON STOCKS--30.2%

UNITED STATES--30.2%
Adobe Systems, Inc. (Systems Software) ...........     16,000    $    456,000

Affiliated Computer Services, Inc. Class A (IT
Consulting & Services)(b) ........................     12,000         569,760

Albertson's, Inc. (Food Retail) ..................      6,000         182,760
Alcoa, Inc. (Aluminum) ...........................     29,000         961,350
Applied Materials, Inc. (Semiconductor Equipment)(b)   20,000         380,400
AutoNation, Inc. (Specialty Stores)(b) ...........     76,000       1,102,000
AutoZone, Inc. (Specialty Stores)(b) .............     11,000         850,300
Bank of America Corp. (Banks) ....................     16,000       1,125,760

BellSouth Corp. (Integrated Telecommunication
Services) ........................................     14,000         441,000

Bemis Co., Inc. (Paper Packaging) ................      6,000         285,000
Biogen, Inc. (Biotechnology)(b) ..................      2,000          82,860

Blockbuster, Inc. Class A (Computer & Electronics
Retail) ..........................................     44,000       1,183,600

Bristol-Myers Squibb Co. (Pharmaceuticals) .......      6,000         154,200
Burlington Northern Santa Fe Corp. (Railroads) ...      9,000         270,000

Cardinal Health, Inc. (Health Care Distributors &
Services) ........................................     28,000       1,719,480

Catellus Development Corp. (Real Estate Management
& Development)(b) ................................     37,000         755,540

Cendant Corp. (Diversified Commercial Services)(b)     39,000         619,320

CenturyTel, Inc. (Integrated Telecommunication
Services) ........................................     12,000         354,000

CIGNA Corp. (Managed Health Care) ................      6,000         584,520
Cisco Systems, Inc. (Networking Equipment)(b) ....     30,000         418,500
Citigroup, Inc. (Diversified Financial Services) .     14,000         542,500
Clorox Co. (The) (Household Products) ............     23,000         951,050
Conoco, Inc. (Integrated Oil & Gas) ..............     46,000       1,278,800

Cooper Industries Ltd. Class A (Electrical
Components & Equipment) ..........................     30,000       1,179,000

Coors (Adolph) Co. Class B (Brewers) .............      5,000         311,500
Cytyc Corp. (Health Care Equipment)(b) ...........      9,000          68,580

                                                       SHARES        VALUE
                                                       ------    ------------
UNITED STATES--CONTINUED
Darden Restaurants, Inc. (Restaurants) ...........     36,000    $    889,200
Dell Computer Corp. (Computer Hardware)(b) .......     49,000       1,280,860
Dial Corp. (The) (Household Products) ............     12,000         240,240

Dynegy, Inc. Class A (Multi-Utilities & Unregulated
Power) ...........................................      4,000          28,800

Eaton Vance Corp. (Diversified Financial Services)      8,000         249,600
Engelhard Corp. (Diversified Chemicals) ..........     33,000         934,560
Entergy Corp. (Electric Utilities) ...............      4,000         169,760

Express Scripts, Inc. (Health Care Distributors &
Services)(b) .....................................     15,000         751,650

Fannie Mae (Diversified Financial Services) ......      7,000         516,250
FirstEnergy Corp. (Electric Utilities) ...........     12,000         400,560
Freddie Mac (Diversified Financial Services) .....      7,000         428,400

Freeport-McMoRan Copper & Gold, Inc. Class B
(Diversified Metals & Mining)(b) .................      8,000         142,800

General Electric Co. (Industrial Conglomerates) ..     52,000       1,510,600
Georgia-Pacific Corp. (Paper Products) ...........     16,000         393,280
Guidant Corp. (Health Care Equipment)(b) .........     13,000         392,990
Harrah's Entertainment, Inc. (Casinos & Gaming)(b)     19,000         842,650
Health Net, Inc. (Managed Health Care)(b) ........     26,000         696,020
Hillenbrand Industries, Inc. (Health Care Equipment)    5,000         280,750
Home Depot, Inc. (The) (Home Improvement Retail) .     23,000         844,790
Hormel Foods Corp. (Packaged Foods and Meats) ....     11,000         263,340
Huntington Bancshares, Inc. (Banks) ..............     29,000         563,180
Intel Corp. (Semiconductors) .....................     30,000         548,100
ITT Industries, Inc. (Industrial Machinery) ......     14,000         988,400

Jabil Circuit, Inc. (Electronic Equipment &
Instruments)(b) ..................................     10,000         211,100

Johnson & Johnson (Pharmaceuticals) ..............     13,000         679,380

Jones Apparel Group, Inc. (Apparel, Accessories &
Luxury Goods)(b) .................................     28,000       1,050,000

KLA-Tencor Corp. (Semiconductor Equipment)(b) ....     21,000         923,790
Kroger Co. (The) (Food Retail)(b) ................     11,000         218,900
Leggett & Platt, Inc. (Home Furnishings) .........     41,000         959,400

Lehman Brothers Holdings, Inc. (Diversified Financial
Services) ........................................     13,000         812,760

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                                                       SHARES        VALUE
                                                       ------    ------------
UNITED STATES--CONTINUED
Lennar Corp. (Homebuilding) ......................     13,000    $    795,600
Lockheed Martin Corp. (Aerospace & Defense) ......      6,000         417,000
Marathon Oil Corp. (Integrated Oil & Gas) ........     10,000         271,200
MBNA Corp. (Consumer Finance) ....................     14,000         462,980
Merck & Co., Inc. (Pharmaceuticals) ..............     22,000       1,114,080

Merrill Lynch & Co., Inc. (Diversified Financial
Services) ........................................     14,000         567,000

MetLife, Inc. (Life & Health Insurance) ..........     16,000         460,800
MGM MIRAGE (Casinos & Gaming)(b) .................     15,000         506,250
North Fork Bancorp., Inc. (Banks) ................     28,000       1,114,680
Packaging Corp. of America (Paper Packaging)(b) ..     13,000         258,570
Pactiv Corp. (Metal & Glass Containers)(b) .......     46,000       1,094,800
Pepsi Bottling Group, Inc. (The) (Soft Drinks) ...     38,000       1,170,400
PepsiCo, Inc. (Soft Drinks) ......................     12,000         578,400
Pfizer, Inc. (Pharmaceuticals) ...................     38,000       1,330,000
Philip Morris Cos., Inc. (Tobacco) ...............      8,000         349,440
Popular, Inc. (Banks) ............................     28,000         943,040
Protective Life Corp. (Life & Health Insurance) ..      9,000         297,900
Pulte Homes, Inc. (Homebuilding) .................      7,000         402,360
Radian Group, Inc. (Property & Casualty Insurance)     19,000         928,150
Robinson (C.H.) Worldwide, Inc. (Trucking) .......     15,000         502,950
Schering-Plough Corp. (Pharmaceuticals) ..........     26,000         639,600

Scientific-Atlanta, Inc. (Telecommunications
Equipment) .......................................     16,000         263,200

Sears, Roebuck and Co. (Department Stores) .......     37,000       2,009,100
Sempra Energy (Gas Utilities) ....................     52,000       1,150,760
Siebel Systems, Inc. (Application Software)(b) ...     62,000         881,640
Smithfield Foods, Inc. (Meat, Poultry & Fish)(b) .     19,000         352,450
SouthTrust Corp. (Banks) .........................     34,000         888,080

Sprint Corp. (FON Group) (Integrated
Telecommunication Services) ......................     36,000         381,960

TJX Cos., Inc. (The) (Apparel Retail) ............     52,000       1,019,720
Tyco International Ltd. (Industrial Conglomerates)      4,699          63,484
U.S. Bancorp (Banks) .............................     64,000       1,494,400
UnitedHealth Group, Inc. (Managed Health Care) ...     14,000       1,281,700
UnumProvident Corp. (Life & Health Insurance) ....      7,000         178,150
USA Interactive (Broadcasting & Cable TV)(b) .....     10,000         234,500

Valero Energy Corp. (Oil & Gas Refining, Marketing &
Transportation) ..................................      4,632         173,329

Wal-Mart Stores, Inc. (General Merchandise Stores)     13,000         715,130
Washington Mutual, Inc. (Banks) ..................     12,000         445,320
Wendy's International, Inc. (Restaurants) ........     18,000         716,940
West Corp. (Alternative Carriers)(b) .............     30,000         661,800
Whirlpool Corp. (Household Appliances) ...........     12,000         784,320

                                                       SHARES        VALUE
                                                       ------    ------------
UNITED STATES--CONTINUED
Williams Cos., Inc. (The) (Multi-Utilities &
Unregulated Power) ...............................     10,000    $     59,900

WorldCom, Inc. - WorldCom Group (Integrated
Telecommunication Services)(b)(h) ................     26,000           2,340
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $63,715,853) ....................                 63,003,313
-----------------------------------------------------------------------------
FOREIGN COMMON STOCKS--38.8%

AUSTRALIA--4.6%
AMP Ltd. (Life & Health Insurance) ...............     255,500      2,237,529
BHP Billiton Ltd. (Diversified Metals & Mining) ..     322,155      1,862,753
Commonwealth Bank of Australia (Banks) 123,000 ...     2,273,788
OneSteel Ltd. (Steel) ............................     41,425          30,464

Telstra Corp. Ltd. (Integrated Telecommunication
Services) ........................................     456,000      1,192,900

Woolworths Ltd. (Food Retail) ....................     274,000      2,022,691
                                                                 ------------
                                                                    9,620,125
                                                                 ------------
AUSTRIA--3.1%
Alps Vermoegensverwaltung (Diversified Commercial
Services)(b) .....................................     10,288          10,161

Austrian Airlines/Osterreichische Luftverkehrs AG
(Airlines)(b) ....................................     19,778         173,846

BWT AG (Environmental Services) ..................      7,633         180,548

Erste Bank der oesterreichischen Sparkassen AG
(Banks) ..........................................     15,412       1,101,260

Flughafen Wien AG (Highways & Railtracks) ........     11,539         396,588
Generali Holding Vienna AG (Multi-line Insurance)       3,328         543,409
Mayr-Melnhof Karton AG (Metal & Glass Containers)       6,565         473,509

Oesterreichische Elektrizitaetswirtschafts-AG Class A
(Electric Utilities) .............................     10,819         939,863

OMV AG (Oil & Gas Refining, Marketing &
Transportation) ..................................     12,696       1,247,619

Telekom Austria AG (Integrated Telecommunication
Services)(b) .....................................     95,429         765,294

Wienerberger AG (Building Products) ..............     33,778         592,140
                                                                 ------------
                                                                    6,424,237
                                                                 ------------
BARBADOS--0.2%
Nabors Industries Ltd. (Oil & Gas Drilling)(b) ...     11,000         388,300

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                                                       SHARES        VALUE
                                                       ------    ------------
BELGIUM--2.9%
Agfa Gevaert NV (Electronic Equipment &
Instruments) .....................................     13,424    $    244,475

Delhaize Group (Food Retail) .....................      5,025         235,734
Electrabel SA (Electric Utilities) ...............      4,477       1,034,654
Fortis (Diversified Financial Services) ..........     61,386       1,314,379

Groupe Bruxelles Lambert SA (Industrial
Conglomerates) ...................................      9,785         511,221

Interbrew (Brewers) ..............................     14,335         411,562
KBC Bankverzekeringsholding (Banks) ..............     25,638       1,036,884
Solvay SA (Specialty Chemicals) ..................      9,121         656,692
UCB SA (Pharmaceuticals) .........................     14,268         523,497
                                                                 ------------
                                                                    5,969,098
                                                                 ------------
FINLAND--1.4%
Metso Corp. (Industrial Machinery) ...............      4,500          58,221
Nokia Oyj (Telecommunications Equipment) .........     164,800      2,412,112
Sampo Oyj Class A (Multi-line Insurance) .........     10,500          81,924
TietoEnator Oyj (IT Consulting & Services) .......      2,200          54,319
UPM-Kymmene Oyj (Paper Products) .................      8,500         334,617
                                                                 ------------
                                                                    2,941,193
                                                                 ------------
FRANCE--4.2%
Alcatel SA Class A (Telecommunications Equipment)      28,466         197,921
Aventis SA (Pharmaceuticals) .....................     11,335         803,222
Axa (Multi-line Insurance) .......................     17,820         325,942
BNP Paribas SA (Banks) ...........................     18,300       1,012,118
Carrefour SA (Food Retail) .......................      3,700         200,251
Compagnie de Saint-Gobain (Industrial Gases) .....     12,004         538,830

France Telecom SA (Integrated Telecommunication
Services) ........................................     15,049         140,156

L'Air Liquide SA Prime De Fidelite (Industrial
Gases) ...........................................      2,037         313,437
L'Oreal SA (Household Products) ..................     15,870       1,238,215

LVMH Moet Hennessy Louis Vuitton SA (Apparel,
Accessories & Luxury Goods) ......................      5,220         262,925

Schneider Electric SA (Electrical Components &
Equipment) .......................................      5,776         310,611

Simco SA (Real Estate Management & Development) ..      6,600         544,932
STMicroelectronics NV (Semiconductors) ...........     12,973         323,515

TotalFinaElf SA (Oil & Gas Refining, Marketing &
Transportation) ..................................     13,157       2,136,244

Vivendi Universal SA (Broadcasting & Cable TV) ...     14,034         303,264
                                                                 ------------
                                                                    8,651,583
                                                                 ------------

                                                       SHARES        VALUE
                                                       ------    ------------
GERMANY--4.7%
Allianz AG (Multi-line Insurance) ................      5,250    $  1,051,524
BASF AG (Diversified Chemicals) ..................     26,200       1,214,868
Bayer AG (Diversified Chemicals) .................     39,700       1,258,600
Bayerische Hypo-und Vereinsbank AG (Banks) .......      6,250         203,080
DaimlerChrysler AG (Automobile Manufacturers) ....     20,160         975,616
Deutsche Bank AG (Banks) .........................      8,700         604,471
Dresdner Bank AG (Banks) .........................     16,500         835,486
E.On AG (Industrial Conglomerates) ...............      9,360         545,406
KarstadtQuelle AG (Department Stores) ............      7,500         194,809

Muenchener Rueckversicherungs-Gesellschaft AG
(Multi-line Insurance) ...........................        300          70,961

RWE AG (Industrial Conglomerates) ................     19,550         771,357
SAP AG (Application Software) ....................      3,000         296,288
Siemens AG (Industrial Conglomerates) ............     24,300       1,457,957
Volkswagen AG (Automobile Manufacturers) .........      6,800         330,420
                                                                 ------------
                                                                    9,810,843
                                                                 ------------

ITALY--3.1%
Assicurazioni Generali SpA (Life & Health Insurance)   29,198         692,080

Benetton Group SpA (Apparel, Accessories & Luxury
Goods) ...........................................      9,661         112,971

Enel SpA (Electric Utilities) ....................     77,033         441,262
ENI SpA (Integrated Oil & Gas) ...................     81,153       1,290,395
Fiat SpA (Automobile Manufacturers) ..............     10,156         127,485
IntesaBci SpA (Banks) ............................     63,000         192,261
Mediaset SpA (Broadcasting & Cable TV) ...........     36,087         279,421
Mediobanca SpA (Banks) ...........................     17,635         163,021
Pirelli SpA (Electrical Components & Equipment) ..     103,067        109,935

Riunione Adriatica di Sicurta SpA (Multi-line
Insurance) .......................................     26,416         354,551

Sanpaolo IMI SpA (Banks) .........................     31,472         315,799
Seat Pagine Gialle SpA (Commercial Printing)(b) ..      4,737           3,471
Sirti SpA (Construction & Engineering) ...........     19,582          18,972

Telecom Italia Mobile SpA (Wireless
Telecommunication Services) ......................     263,066      1,078,214

Telecom Italia SpA (Integrated Telecommunication
Services) ........................................     84,595         662,537

UniCredito Italiano SpA (Banks) ..................     134,443        608,129
                                                                 ------------
                                                                    6,450,504
                                                                 ------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS


                                                       SHARES        VALUE
                                                       ------    ------------
JAPAN--5.3%
ACOM Co. Ltd. (Consumer Finance) .................      3,600    $    245,995
Aiful Corp. (Consumer Finance) ...................      5,260         344,944
Ajinomoto Co., Inc. (Packaged Foods and Meats) ...      9,000          96,566
Asahi Glass Co. Ltd. (Industrial Gases) ..........      9,000          57,594
Asahi Kasei Corp. (Diversified Chemicals) ........     19,000          63,251
Bridgestone Corp. (Tires & Rubber) ...............      8,000         110,132
Canon, Inc. (Electronic Equipment & Instruments) .     12,000         453,544
Daiwa Bank Holdings, Inc. (Banks)(b) .............     26,000          19,957

Daiwa Securities Group, Inc. (Diversified Financial
Services) ........................................     24,000         155,587

Denso Corp. (Auto Parts & Equipment) .............     10,000         156,271
East Japan Railway Co. (Railroads) ...............         32         149,780
Fanuc Ltd. (Industrial Machinery) ................      2,800         140,635
Fuji Photo Film Co. Ltd. (Leisure Products) ......     14,000         452,042
Fujikura Ltd. (Electrical Components & Equipment)       2,000           7,292
Fujitsu Ltd. (Computer Hardware) .................     14,000          97,650
Hitachi Ltd. (Industrial Conglomerates) ..........     44,000         284,508
Honda Motor Co. Ltd. (Automobile Manufacturers) ..     10,000         405,486
Ito-Yokado Co. Ltd. (Food Retail) ................      3,000         150,180

Kansai Electric Power Co., Inc. (The) (Electric
Utilities) .......................................     10,500         166,012

Keio Electric Railway Co. Ltd. (Department Stores)     62,000         310,372
Kinki Nippon Railway Co. Ltd. (Railroads) ........     29,870          97,443
Kirin Brewery Co. Ltd. (Brewers) .................     15,000         105,126
Kuraray Co. Ltd. (Specialty Chemicals) ...........     16,000         104,792
Kyocera Corp. (Electronic Equipment & Instruments)      2,800         204,412
Kyowa Hakko Kogyo Co. Ltd. (Pharmaceuticals) .....      3,000          16,270
Marui Co. Ltd. (Department Stores) ...............      4,000          50,694

Matsushita Electric Industrial Co. Ltd. (Electronic
Equipment & Instruments) .........................     16,000         218,262

Minebea Co. Ltd. (Industrial Machinery) ..........     17,000          99,853
Mitsubishi Chemical Corp. (Diversified Chemicals)      38,000          88,456
Mitsubishi Corp. (Distributors) ..................     18,000         130,206

Mitsubishi Heavy Industries Ltd. (Industrial
Machinery) .......................................     26,000          78,744

Mitsubishi Tokyo Financial Group, Inc. (Banks)(b)          45         303,364
Mitsui & Co. Ltd. (Distributors) .................     29,000         194,049
Mizuho Holdings, Inc. (Banks) ....................         68         150,914

Murata Manufacturing Co. Ltd. (Electronic Equipment
& Instruments) ...................................      4,000         256,975

                                                       SHARES        VALUE
                                                       ------    ------------
JAPAN--CONTINUED
NGK Insulators Ltd. (Electrical Components &
Equipment) .......................................      9,000    $     71,261

Nichiro Corp. (Meat, Poultry & Fish) .............     18,000          21,626

Nippon Flour Mills Co. Ltd. (Packaged Foods and
Meats) ...........................................      4,000           8,544

Nippon Steel Corp. (Steel) .......................     125,000        195,026

Nippon Telegraph & Telephone Corp. (Integrated
Telecommunication Services) ......................        100         411,327

Nippon Yusen Kabushiki Kaisha (Marine) ...........     37,000         127,495
Nissan Motor Co. Ltd. (Automobile Manufacturers) .     22,000         152,349
Nisshin Seifun Group, Inc. (Agricultural Products)     19,000         136,013
Obayashi Corp. (Construction & Engineering) ......     16,000          45,388
Oji Paper Co. Ltd. (Paper Products) ..............     15,000          85,728
Osaka Gas Co. Ltd. (Gas Utilities) ...............      4,000           9,511
Promise Co. Ltd. (Consumer Finance) ..............      1,800          90,709
Rohm Co. Ltd. (Semiconductors) ...................      1,000         149,262
Sankyo Co. Ltd. (Pharmaceuticals) ................      4,000          54,399
Sanyo Electric Co. Ltd. (Consumer Electronics) ...     18,000          78,544
Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)       7,000         300,777

Shinagawa Refractories Co. Ltd. (Construction
Materials) .......................................     12,000          16,119

Shizuoka Bank Ltd. (The) (Banks) .................      5,000          30,370
Sony Corp. (Consumer Electronics) ................     11,500         607,354
Sumitomo Chemical Co. Ltd. (Specialty Chemicals) .      9,000          40,924

Sumitomo Electric Industries Ltd. (Electrical
Components & Equipment) ..........................     13,000          90,133

Sumitomo Mitsui Banking Corp. (Banks) ............     50,600         246,971
Takeda Chemical Industries Ltd. (Pharmaceuticals)      18,000         789,948
Takefuji Corp. (Consumer Finance) ................      1,700         118,150
Toa Corp. (Construction & Engineering) ...........      1,000           1,035
Toho Zinc Co. Ltd. (Diversified Metals & Mining) .      6,000           8,310

Tokyo Electric Power Co., Inc. (The) (Electric
Utilities) .......................................        800          16,453

Toppan Printing Co. Ltd. (Publishing & Printing) .     13,000         135,145
Toray Industries, Inc. (Textiles) ................     25,000          66,955
Toyota Industries Corp. (Auto Parts & Equipment) .      4,000          64,978
Toyota Motor Corp. (Automobile Manufacturers) ....     26,000         689,827
UFJ Holdings, Inc. (Banks)(b) ....................         15          36,294

Yamanouchi Pharmaceutical Co. Ltd.
(Pharmaceuticals) ................................      6,000         155,687
                                                                 ------------
                                                                   11,019,970
                                                                 ------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                                                       SHARES        VALUE
                                                       ------    ------------
NORWAY--2.8%
Bergesen d.y. ASA (Marine) .......................     16,200    $    345,414
DnB Holding ASA (Banks) ..........................    149,300         813,746
Elkem ASA (Industrial Machinery) .................      9,200         206,582
Frontline Ltd. (Marine) ..........................     14,700         140,065
Merkantildata ASA (IT Consulting & Services)(b) ..     25,600          12,452
Norsk Hydro ASA (Industrial Conglomerates) .......     46,000       2,194,554
Norske Skogindustrier ASA (Paper Products) .......     12,800         238,805
Opticom ASA (Computer Storage & Peripherals)(b) ..      2,200          38,553
Orkla ASA (Packaged Foods and Meats) .............     39,700         767,121

Petroleum Geo-Services ASA (Oil & Gas Equipment &
Services)(b) .....................................     16,800          60,895

Schibsted ASA (Publishing & Printing) ............     13,800         165,511
Smedvig ASA Class B (Oil & Gas Drilling) .........      4,500          23,987
Storebrand ASA (Life & Health Insurance)(b) ......     49,100         297,059
Telenor ASA (Integrated Telecommunication Services)    89,300         316,547
Tomra Systems ASA (Industrial Machinery) .........     29,100         228,797
                                                                 ------------
                                                                    5,850,088
                                                                 ------------
SPAIN--2.5%
Acerinox SA (Steel) ..............................      2,214          92,821
Altadis SA (Tobacco) .............................     11,003         227,117

Autopistas, Concesionaria Espanola SA (Highways &
Railtracks) ......................................      8,684          96,486

Banco Bilbao Vizcaya Argentaria SA (Banks) .......     85,696         969,077
Banco Santander Central Hispano SA (Banks) .......     121,166        962,119

Corporacion Financiera Alba SA (Real Estate
Management & Development) ........................      2,443          52,864

Corporacion Mapfre SA (Property & Casualty
Insurance) .......................................      9,900          78,220

Endesa SA (Electric Utilities) ...................     31,241         453,868

Fomento de Construcciones y Contratas SA
(Construction & Engineering) .....................      5,393         131,559

Gas Natural SDG SA (Gas Utilities) ...............     12,346         237,768
Grupo Dragados SA (Construction & Engineering) ...      8,703         155,145
Iberdrola SA (Electric Utilities) ................     30,043         437,650

Repsol YPF SA (Oil & Gas Refining, Marketing &
Transportation) ..................................     34,697         409,155

Sociedad General de Aguas de Barcelona SA (Water
Utilities) .......................................      7,372          86,787

                                                       SHARES        VALUE
                                                       ------    ------------
SPAIN--CONTINUED
Telefonica SA (Integrated Telecommunication
Services)(b) .....................................     88,396    $    742,068

Union Fenosa SA (Electric Utilities) .............      7,464         137,112
                                                                 ------------
                                                                    5,269,816
                                                                 ------------
SWEDEN--0.7%
ForeningsSparbanken AB (Banks) ...................     16,100         204,093
Hennes & Mauritz AB Class B (Apparel Retail) .....     25,600         512,547
Skandia Forsakrings AB (Life & Health Insurance) .     30,800         140,089
Svenska Handelsbanken  AB  Class A (Banks) .......     21,500         328,693

Telefonaktiebolaget LM Ericsson Class B
(Telecommunications Equipment)(b) ................     246,900        373,432
                                                                 ------------
                                                                    1,558,854
                                                                 ------------
SWITZERLAND--0.1%
Zurich Financial Services AG (Multi-line Insurance)       604         121,965

UNITED KINGDOM--3.2%
Abbey National plc (Diversified Financial Services)    22,572         265,622
BAA plc (Highways & Railtracks) ..................      4,734          43,225
BOC Group plc (Specialty Chemicals) ..............     16,077         249,721
Boots Co. plc (Drug Retail) ......................     16,015         158,800
BP plc (Integrated Oil & Gas) ....................    123,200       1,034,758

BT Group plc (Integrated Telecommunication
Services) ........................................     85,577         328,726

Cadbury Schweppes plc (Packaged Foods and
Meats) ...........................................     29,336         219,786

De La Rue plc (Commercial Printing) ..............        250           1,923
GlaxoSmithKline plc (Pharmaceuticals) ............     45,244         977,943
Hilton Group plc (Casinos & Gaming) ..............     18,800          65,410
HSBC Holdings plc (Banks) ........................     66,485         764,644
International Power plc (Electric Utilities)(b) ..     13,500          34,572
Invensys plc (Electronic Equipment & Instruments)      45,200          61,320
Kingfisher plc (Home Improvement Retail) .........      6,723          32,409
mm02 plc (Wireless Telecommunication Services)(b)      85,577          54,788
Novar plc (Building Products) ....................     11,340          24,114
Prudential plc (Life & Health Insurance) .........     28,048         256,525
Railtrack Group plc (Railroads)(h) ...............      8,800               0
Royal Bank of Scotland Group plc (Banks) .........     11,488         325,712
Scottish Power plc (Electric Utilities) ..........     19,200         103,239
Six Continents plc (Hotels, Resorts & Cruise Lines)    20,927         212,610
Smiths Group plc (Industrial Conglomerates) ......      3,443          44,715
South African Breweries plc (Brewers) ............     20,000         158,104
Tesco plc (Food Retail) ..........................     49,884         181,353
Thus Group plc (Internet Software & Services)(b) .     10,321           1,888

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                                                       SHARES        VALUE
                                                       ------    ------------
UNITED KINGDOM--CONTINUED
Unilever plc (Packaged Foods and Meats) ..........     38,075    $    347,070

Vodafone Group plc (Wireless Telecommunication
Services) ........................................     474,665        651,187

Wolseley plc (Distributors) ......................      9,436          95,650
Woolworths Group plc (Department Stores) .........      7,396           4,594
                                                                 ------------
                                                                    6,700,408
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $84,025,792)                                      80,776,984
-----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--0.0%

ITALY--0.0%
Fiat SpA (Automobile Manufacturers) ..............      7,403          65,656
-----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $119,170)                                             65,656
-----------------------------------------------------------------------------

                                         STANDARD      PAR
                                         & POOR'S     VALUE
                                          RATING      (000)
                                         --------     -----
U.S. GOVERNMENT SECURITIES--1.2%

U.S. TREASURY BONDS--1.2%
U.S. Treasury Bonds 6.375%, 8/15/27 ...... AAA       $  2,300      2,508,327
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,448,155)                                        2,508,327
-----------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--6.1%
Freddie Mac 5.125%, 10/15/08 ............. Aaa(c)       5,100      5,194,799
Freddie Mac 7%, 3/15/10 .................. Aaa(c)       6,700      7,497,729
-----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,809,560)                                      12,692,528
-----------------------------------------------------------------------------

                                         STANDARD      PAR
                                         & POOR'S     VALUE
                                          RATING      (000)          VALUE
                                         --------     -----      ------------
FOREIGN GOVERNMENT SECURITIES--19.2%

FRANCE--4.4%
Government of France 5.50%, 10/25/10 ..... Aaa(c)      9,000(f)  $  9,205,061

GERMANY--3.9%
Deutschland Republic 5.25%, 1/4/11 ....... Aaa(c)      8,000(f)     8,081,934

NEW ZEALAND--2.2%
Government of New Zealand 6%, 11/15/11 ... AAA        10,000(g)     4,637,310

SPAIN--3.6%
Government of Spain 4%, 1/31/10 .......... Aaa(c)      8,000(f)     7,429,832

SWEDEN--2.8%
Government of Sweden 9%, 4/20/09 ......... AAA        44,000(d)     5,777,154

UNITED KINGDOM--2.3%
UK Treasury 8.50%, 7/16/07 ............... AAA         1,600(e)     2,807,676
UK Treasury 7.25%, 12/7/07 ............... AAA         1,200(e)     2,017,225
                                                                 ------------
                                                                    4,824,901
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $35,218,865)                                      39,956,192
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.5%
(IDENTIFIED COST $197,201,714)                                    199,003,000
-----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--6.0%

REPURCHASE AGREEMENTS--6.0%
Morgan Stanley & Co., Inc. repurchase agreement
1.94%, dated 6/28/02, due 7/1/02, repurchase price
$12,511,022, collateralized by a Fannie Mae Bond
5.50%, 12/1/16, market value $12,885,116 .........    $12,509      12,509,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $12,509,000)                                      12,509,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.5%
(IDENTIFIED COST $209,846,395)                                    211,512,000(a)

Other assets and liabilities, net--(1.5)%                          (3,093,066)
                                                                 ------------
NET ASSETS--100.0%                                               $208,418,934
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $31,199,671 and gross depreciation of $31,799,241 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $212,111,570.
(b) Non-income producing.
(c) As rated by Moody's or Fitch.
(d) Par value represents Swedish Krona.
(e) Par value represents British Pound.
(f) Par value represents Euro.
(g) Par value represents New Zealand Dollar.
(h) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2002, these securities amounted to $2,340 or 0% of net assets.

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS


                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Aerospace & Defense ..........................          0.2%
Agency Non Mortgage-Backed Securities ........          6.4
Agricultural Products ........................          0.1
Airlines .....................................          0.1
Alternative Carriers .........................          0.3
Aluminum .....................................          0.5
Apparel Retail ...............................          0.8
Apparel, Accessories & Luxury Goods ..........          0.7
Application Software .........................          0.6
Auto Parts & Equipment .......................          0.1
Automobile Manufacturers .....................          1.4
Banks ........................................         10.1
Biotechnology ................................          0.0
Brewers ......................................          0.5
Broadcasting & Cable TV ......................          0.4
Building Products ............................          0.3
Casinos & Gaming .............................          0.7
Commercial Printing ..........................          0.0
Computer & Electronics Retail ................          0.6
Computer Hardware ............................          0.7
Computer Storage & Peripherals ...............          0.0
Construction & Engineering ...................          0.2
Construction Materials .......................          0.0
Consumer Electronics .........................          0.3
Consumer Finance .............................          0.6
Department Stores ............................          1.3
Distributors .................................          0.2
Diversified Chemicals ........................          1.8
Diversified Commercial Services ..............          0.3
Diversified Financial Services ...............          2.4
Diversified Metals & Mining ..................          1.0
Drug Retail ..................................          0.1
Electric Utilities ...........................          2.2
Electrical Components & Equipment ............          0.9
Electronic Equipment & Instruments ...........          0.8
Environmental Services .......................          0.1
Food Retail ..................................          1.6
Foreign Government Securities ................         20.1
Gas Utilities ................................          0.7
General Merchandise Stores ...................          0.4
Health Care Distributors & Services ..........          1.2
Health Care Equipment ........................          0.4
Highways & Railtracks ........................          0.3
Home Furnishings .............................          0.5
Home Improvement Retail ......................          0.4
Homebuilding .................................          0.6
Hotels, Resorts & Cruise Lines ...............          0.1


Household Appliances .........................          0.4%
Household Products ...........................          1.2
IT Consulting & Services .....................          0.3
Industrial Conglomerates .....................          3.7
Industrial Gases .............................          0.5
Industrial Machinery .........................          0.9
Integrated Oil & Gas .........................          1.9
Integrated Telecommunication Services ........          2.9
Internet Software & Services .................          0.0
Leisure Products .............................          0.2
Life & Health Insurance ......................          2.3
Managed Health Care ..........................          1.3
Marine .......................................          0.3
Meat, Poultry & Fish .........................          0.2
Metal & Glass Containers .....................          0.8
Multi-Utilities & Unregulated Power ..........          0.0
Multi-line Insurance .........................          1.3
Networking Equipment .........................          0.2
Oil & Gas Drilling ...........................          0.2
Oil & Gas Equipment & Services ...............          0.0
Oil & Gas Refining, Marketing & Transportation          2.0
Packaged Foods and Meats .....................          0.9
Paper Packaging ..............................          0.3
Paper Products ...............................          0.5
Pharmaceuticals ..............................          3.6
Property & Casualty Insurance ................          0.5
Publishing & Printing ........................          0.1
Railroads ....................................          0.3
Real Estate Management & Development .........          0.7
Restaurants ..................................          0.8
Semiconductor Equipment ......................          0.7
Semiconductors ...............................          0.5
Soft Drinks ..................................          0.9
Specialty Chemicals ..........................          0.7
Specialty Stores .............................          1.0
Steel ........................................          0.2
Systems Software .............................          0.2
Telecommunications Equipment .................          1.6
Textiles .....................................          0.0
Tires & Rubber ...............................          0.1
Tobacco ......................................          0.3
Trucking .....................................          0.3
U.S. Government Securities ...................          1.3
Water Utilities ..............................          0.0
Wireless Telecommunication Services ..........          0.9
                                                      -----
                                                      100.0%
                                                      =====

PHOENIX-OAKHURST MANAGED ASSETS

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2002
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $209,846,395)                                $211,512,000
Foreign currency at value
   (Identified cost $439,593)                                         452,927
Cash                                                                   46,903
Receivables
   Interest and dividends                                           1,296,865
   Tax reclaims                                                       133,725
   Fund shares sold                                                     6,634
   Receivable from adviser                                                101
Prepaid expenses                                                        1,371
                                                                 ------------
     Total assets                                                 213,450,526
                                                                 ------------
LIABILITIES
Payables
   Forward foreign currency contracts closed                        3,509,349
   Fund shares repurchased                                          1,032,616
   Investment advisory fee                                            177,027
   Distribution fee                                                   151,668
   Transfer agent fee                                                  65,426
   Financial agent fee                                                 10,400
   Trustees' fee                                                        1,262
Accrued expenses                                                       83,844
                                                                 ------------
     Total liabilities                                              5,031,592
                                                                 ------------
NET ASSETS                                                       $208,418,934
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $218,829,919
Distributions in excess of net investment income                     (214,947)
Accumulated net realized loss                                     (11,958,394)
Net unrealized appreciation                                         1,762,356
                                                                 ------------
NET ASSETS                                                       $208,418,934
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $41,872,824)                 4,169,975
Net asset value per share                                              $10.04
Offering price per share $10.04/(1-5.75%)                              $10.65

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $17,585,535)                 1,743,033
Net asset value and offering price per share                           $10.09

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $148,927,498)               15,050,810
Net asset value and offering price per share                            $9.89

CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $33,077)                         3,276
Net asset value and offering price per share                           $10.10

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                   $ 2,096,404
Dividends                                                    1,983,849
Foreign taxes withheld                                        (187,054)
                                                           -----------
     Total investment income                                 3,893,199
                                                           -----------
EXPENSES
Investment advisory fee                                      1,161,514
Distribution fee, Class A                                       68,277
Distribution fee, Class B                                       95,065
Distribution fee, Class C                                      833,371
Financial agent fee                                             63,684
Transfer agent                                                 145,761
Custodian                                                       33,416
Printing                                                        21,579
Professional                                                    21,171
Registration                                                    15,050
Trustees                                                         6,840
Miscellaneous                                                   10,243
                                                           -----------
     Total expenses                                          2,475,971
                                                           -----------
NET INVESTMENT INCOME                                        1,417,228
                                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                            (11,262,269)
Net realized gain on foreign currency transactions             109,971
Net change in unrealized appreciation (depreciation) on
   investments                                               2,103,528
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions          108,856
                                                           -----------
NET LOSS ON INVESTMENTS                                     (8,939,914)
                                                           -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $(7,522,686)
                                                           ===========

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Six Months
                                                                                      Ended
                                                                                     6/30/02                       Year Ended
                                                                                   (Unaudited)                      12/31/01
                                                                                   ------------                   -------------
FROM OPERATIONS
   Net investment income (loss)                                                    $  1,417,228                   $   2,988,429
   Net realized gain (loss)                                                         (11,152,298)                      3,185,715
   Net change in unrealized appreciation (depreciation)                               2,212,384                     (34,676,663)
                                                                                   ------------                   -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       (7,522,686)                    (28,502,519)
                                                                                   ------------                   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (361,493)                       (835,252)
   Net investment income, Class B                                                       (85,546)                       (185,975)
   Net investment income, Class C                                                      (745,301)                     (1,757,722)
   Net investment income, Class I                                                       (11,022)                        (21,559)
                                                                                   ------------                   -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (1,203,362)                     (2,800,508)
                                                                                   ------------                   -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (40,775 and 1,371,884 shares, respectively)            424,661                      15,589,305
   Net asset value of shares issued from reinvestment of distributions
     (31,114 and 67,834 shares, respectively)                                           313,316                         713,476
   Cost of shares repurchased (503,769 and 2,602,921 shares, respectively)           (5,283,056)                    (28,812,326)
                                                                                   ------------                   -------------
Total                                                                                (4,545,079)                    (12,509,545)
                                                                                   ------------                   -------------
CLASS B
   Proceeds from sales of shares (16,547 and 65,455 shares, respectively)               173,239                         706,985
   Net asset value of shares issued from reinvestment of distributions
     (6,287 and 13,257 shares, respectively)                                             63,620                         139,426
   Cost of shares repurchased (192,578 and 623,356 shares, respectively)             (2,014,087)                     (6,716,771)
                                                                                   ------------                   -------------
Total                                                                                (1,777,228)                     (5,870,360)
                                                                                   ------------                   -------------
CLASS C
   Proceeds from sales of shares (137,715 and 235,943 shares, respectively)           1,403,901                       2,518,221
   Net asset value of shares issued from reinvestment of distributions
     (57,769 and 131,321 shares, respectively)                                          573,644                       1,356,739
   Cost of shares repurchased (2,608,027 and 6,196,657 shares, respectively)        (26,818,202)                    (65,501,715)
                                                                                   ------------                   -------------
Total                                                                               (24,840,657)                    (61,626,755)
                                                                                   ------------                   -------------
CLASS I
   Proceeds from sales of shares (461 and 1,528 shares, respectively)                     4,878                          16,675
   Net asset value of shares issued from reinvestment of distributions
     (1,080 and 2,024 shares, respectively)                                              11,022                          21,559
   Cost of shares repurchased (104,267 and 290 shares, respectively)                 (1,043,904)                         (3,337)
                                                                                   ------------                   -------------
Total                                                                                (1,028,004)                         34,897
                                                                                   ------------                   -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (32,190,968)                    (79,971,763)
                                                                                   ------------                   -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (40,917,016)                   (111,274,790)

NET ASSETS
   Beginning of period                                                              249,335,950                     360,610,740
                                                                                   ------------                   -------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
     ($214,947) AND ($428,813) RESPECTIVELY]                                       $208,418,934                   $ 249,335,950
                                                                                   ============                   =============

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                              CLASS A
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)    2001(4)       2000        1999         1998        1997
Net asset value, beginning of period                 $10.46       $11.53       $14.04      $14.18       $12.72      $12.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.09(2)      0.17(2)      0.34(2)     0.31(2)      0.38(3)     0.13(3)
   Net realized and unrealized gain (loss)            (0.42)       (1.07)       (0.65)       0.91         1.50        1.83
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.33)       (0.90)       (0.31)       1.22         1.88        1.96
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.09)       (0.17)       (0.11)      (0.25)       (0.38)         --
   Distributions from net realized gains                 --           --        (2.09)      (1.11)       (0.04)      (1.99)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.09)       (0.17)       (2.20)      (1.36)       (0.42)      (1.99)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.42)       (1.07)       (2.51)      (0.14)        1.46       (0.03)
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.04       $10.46       $11.53      $14.04       $14.18      $12.72
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                       (3.19)%(7)   (7.78)%      (2.22)%      8.81%       14.87%      15.47%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $41,873      $48,136      $66,460    $103,267     $122,085    $110,908
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.57 %(6)    1.60 %       1.51 %      1.51%        1.51%       1.59%
   Net investment income                               1.78 %(6)    1.56 %       2.46 %      2.13%        2.77%(3)    2.40%(3)
Portfolio turnover                                        5 %(7)      50 %        100 %        50%          62%        168%

                                                                                              CLASS B
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)    2001(4)       2000        1999         1998        1997
Net asset value, beginning of period                 $10.51       $11.57       $14.15      $14.28       $12.79      $12.90
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.06(2)      0.09(2)      0.24(2)     0.21(2)      0.26(3)     0.04(3)
   Net realized and unrealized gain (loss)            (0.43)       (1.06)       (0.65)       0.91         1.53        1.84
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.37)       (0.97)       (0.41)       1.12         1.79        1.88
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.05)       (0.09)       (0.08)      (0.14)       (0.26)         --
   Distributions from net realized gains                 --           --        (2.09)      (1.11)       (0.04)      (1.99)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.05)       (0.09)       (2.17)      (1.25)       (0.30)      (1.99)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.42)       (1.06)       (2.58)      (0.13)        1.49       (0.11)
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.09       $10.51       $11.57      $14.15       $14.28      $12.79
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                       (3.53)%(7)   (8.36)%      (2.97)%      8.03%       14.06%      14.67%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $17,586      $20,098      $28,441     $39,910      $33,172     $18,117
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.27 %(6)    2.30 %       2.21 %      2.21%        2.21%       2.29%
   Net investment income                               1.09 %(6)    0.86 %       1.75 %      1.44%        2.07%(3)    1.70%(3)
Portfolio turnover                                        5 %(7)      50 %        100 %        50%          62%        168%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Includes realized gains and losses on foreign currency transactions.
(4) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.56%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 1.02% to 0.86%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                              CLASS C
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)    2001(4)       2000        1999         1998        1997
Net asset value, beginning of period                 $10.31       $11.36       $13.92      $14.07       $12.63      $12.76
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.05(2)      0.09(2)      0.24(2)     0.21(2)      0.29(3)     0.04(3)
   Net realized and unrealized gain (loss)            (0.42)       (1.04)       (0.63)       0.89         1.48        1.82
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.37)       (0.95)       (0.39)       1.10         1.77        1.86
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.05)       (0.10)       (0.08)      (0.14)       (0.29)         --
   Distributions from net realized gains                 --           --        (2.09)      (1.11)       (0.04)      (1.99)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.05)       (0.10)       (2.17)      (1.25)       (0.33)      (1.99)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.42)       (1.05)       (2.56)      (0.15)        1.44       (0.13)
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 9.89       $10.31       $11.36      $13.92       $14.07      $12.63
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                       (3.60)%(7)   (8.41)%      (2.86)%      8.01%       14.03%      14.67%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)           $148,927     $179,977     $264,509    $379,445     $429,655    $407,625
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.27 %(6)    2.30 %       2.21 %      2.21%        2.21%       2.29%
   Net investment income                               1.08 %(6)    0.88 %       1.74 %      1.43%        2.07%(3)    1.70%(3)
Portfolio turnover                                        5 %(7)      50 %        100 %        50%          62%        168%

                                                                                              CLASS I
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)    2001(4)       2000        1999         1998        1997
Net asset value, beginning of period                 $10.61       $11.69       $14.18      $14.31       $13.05      $12.99
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.13(2)      0.19(2)      0.41(2)     0.36(2)      0.56(3)     0.09(3)
   Net realized and unrealized gain (loss)            (0.54)       (1.06)       (0.68)       0.91         1.41        1.96
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.41)       (0.87)       (0.27)       1.27         1.97        2.05
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.10)       (0.21)       (0.13)      (0.29)       (0.67)         --
   Distributions from net realized gains                 --           --        (2.09)      (1.11)       (0.04)      (1.99)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.10)       (0.21)       (2.22)      (1.40)       (0.71)      (1.99)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.51)       (1.08)       (2.49)      (0.13)        1.26        0.06
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.10       $10.61       $11.69      $14.18       $14.31      $13.05
                                                     ======       ======       ======      ======       ======      ======
Total return                                          (3.84)%(7)   (7.47)%      (1.95)%      9.08%       15.16%      15.88%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                $33       $1,124       $1,201      $2,214       $1,848      $2,645
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.27 %(6)    1.30 %       1.21 %      1.21%        1.21%       1.29%
   Net investment income                               2.14 %(6)    1.79 %       2.88 %      2.43%        3.07%(3)    2.70%(3)
Portfolio turnover                                        5 %(7)      50 %        100 %        50%          62%        168%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Includes realized gains and losses on foreign currency transactions.
(4) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 1.02% to 0.88%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 1.99% to 1.79%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND


                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                      --------   ------------
COMMON STOCKS--92.9%

AEROSPACE & DEFENSE--2.6%
Boeing Co. (The) .................................      50,000   $  2,250,000
Lockheed Martin Corp. ............................      15,000      1,042,500
                                                                 ------------
                                                                    3,292,500
                                                                 ------------
AIR FREIGHT & COURIERS--0.4%
FedEx Corp. ......................................       9,000        480,600

ALUMINUM--1.7%
Alcoa, Inc. ......................................      66,000      2,187,900

APPAREL RETAIL--1.8%
TJX Cos., Inc. (The) .............................     114,000      2,235,540

APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
Jones Apparel Group, Inc.(b) .....................      25,000        937,500
Liz Claiborne, Inc. ..............................      22,000        699,600
                                                                 ------------
                                                                    1,637,100
                                                                 ------------
APPLICATION SOFTWARE--0.9%
Compuware Corp.(b) ...............................      31,000        188,170
Mercury Interactive Corp.(b) .....................      31,000        711,760
Siebel Systems, Inc.(b) ..........................      20,000        284,400
                                                                 ------------
                                                                    1,184,330
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.6%
Johnson Controls, Inc. ...........................       3,000        244,830
TRW, Inc. ........................................       8,000        455,840
                                                                 ------------
                                                                      700,670
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.4%
General Motors Corp. .............................      10,000        534,500

BANKS--9.8%
Bank of America Corp. ............................      58,000      4,080,880
National City Corp. ..............................      43,000      1,429,750
SouthTrust Corp. .................................      68,000      1,776,160
U.S. Bancorp .....................................     153,480      3,583,758
Washington Mutual, Inc. ..........................      42,000      1,558,620
                                                                 ------------
                                                                   12,429,168
                                                                 ------------
BREWERS--0.6%
Coors (Adolph) Co. Class B .......................      12,000        747,600

CASINOS & GAMING--1.0%
Harrah's Entertainment, Inc.(b) ..................      28,000      1,241,800

                                                       SHARES        VALUE
                                                      --------   ------------
COMPUTER & ELECTRONICS RETAIL--0.3%
Best Buy Co., Inc.(b) ............................      10,500   $    381,150

COMPUTER HARDWARE--2.4%
Dell Computer Corp.(b) ...........................     116,000      3,032,240

CONSUMER FINANCE--1.2%
Capital One Financial Corp. ......................      12,000        732,600
MBNA Corp. .......................................      23,000        760,610
                                                                 ------------
                                                                    1,493,210
                                                                 ------------
DEPARTMENT STORES--3.4%
Sears, Roebuck and Co. ...........................      80,000      4,344,000

DIVERSIFIED CHEMICALS--0.9%
Engelhard Corp. ..................................      39,000      1,104,480

DIVERSIFIED COMMERCIAL SERVICES--0.8%
Cendant Corp.(b) .................................      10,000        158,800
Deluxe Corp. .....................................      23,000        894,470
                                                                 ------------
                                                                    1,053,270
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
Bear Stearns Cos., Inc. (The) ....................      21,000      1,285,200
Citigroup, Inc. ..................................      65,000      2,518,750
Freddie Mac ......................................       9,000        550,800
Lehman Brothers Holdings, Inc. ...................       3,000        187,560
Merrill Lynch & Co., Inc. ........................      12,000        486,000
                                                                 ------------
                                                                    5,028,310
                                                                 ------------
ELECTRIC UTILITIES--0.7%
FirstEnergy Corp. ................................      25,000        834,500

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Cooper Industries Ltd. Class A ...................      23,000        903,900

EXCHANGE TRADED FUNDS--0.8%
Nasdaq-100 Shares(b) .............................      40,000      1,042,800

FOOD DISTRIBUTORS--0.3%
SUPERVALU, Inc. ..................................      17,000        417,010

FOOD RETAIL--0.2%
Kroger Co. (The)(b) ..............................      13,000        258,700

FOREST PRODUCTS--0.2%
Louisiana-Pacific Corp. ..........................      28,000        296,520

GAS UTILITIES--1.5%
Sempra Energy ....................................      88,000      1,947,440

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                                                       SHARES        VALUE
                                                      --------   ------------
GOLD--0.4%
Newmont Mining Corp. .............................      17,000   $    447,610

HEALTH CARE DISTRIBUTORS & SERVICES--2.5%
Cardinal Health, Inc. ............................      51,000      3,131,910

HEALTH CARE EQUIPMENT--0.2%
Guidant Corp.(b) .................................      10,000        302,300

HEALTH CARE FACILITIES--0.3%
Tenet Healthcare Corp.(b) ........................       5,000        357,750

HOME FURNISHINGS--0.9%
Leggett & Platt, Inc. ............................      50,000      1,170,000

HOME IMPROVEMENT RETAIL--1.6%
Home Depot, Inc. (The) ...........................      55,000      2,020,150

HOMEBUILDING--0.2%
KB HOME ..........................................       5,000        257,550

HOUSEHOLD APPLIANCES--1.5%
Maytag Corp. .....................................      44,000      1,876,600

HOUSEHOLD PRODUCTS--2.2%
Clorox Co. (The) .................................      51,000      2,108,850
Procter & Gamble Co. (The) .......................       7,000        625,100
                                                                 ------------
                                                                    2,733,950
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.3%
Fortune Brands, Inc. .............................       7,000        392,000

INDUSTRIAL CONGLOMERATES--3.6%
General Electric Co. .............................     132,000      3,834,600
Tyco International Ltd. ..........................      53,000        716,030
                                                                 ------------
                                                                    4,550,630
                                                                 ------------
INDUSTRIAL MACHINERY--1.8%
Ingersoll-Rand Co. Class A .......................      17,000        776,220
ITT Industries, Inc. .............................      21,000      1,482,600
                                                                 ------------
                                                                    2,258,820
                                                                 ------------
INTEGRATED OIL & GAS--3.2%
Conoco, Inc. .....................................     106,000      2,946,800
Marathon Oil Corp. ...............................      10,000        271,200
Occidental Petroleum Corp. .......................      27,000        809,730
                                                                 ------------
                                                                    4,027,730
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.6%
AT&T Corp. .......................................      78,000        834,600
CenturyTel, Inc. .................................       9,000        265,500
Sprint Corp. (FON Group) .........................      89,000        944,290
                                                                 ------------
                                                                    2,044,390
                                                                 ------------

                                                       SHARES        VALUE
                                                      --------   ------------
IT CONSULTING & SERVICES--0.4%
Computer Sciences Corp.(b) .......................      11,000   $    525,800

LEISURE PRODUCTS--0.2%
Brunswick Corp. ..................................      10,000        280,000

LIFE & HEALTH INSURANCE--1.3%
MetLife, Inc. ....................................      57,000      1,641,600

MANAGED HEALTH CARE--1.4%
CIGNA Corp. ......................................       9,000        876,780
UnitedHealth Group, Inc. .........................      10,000        915,500
                                                                 ------------
                                                                    1,792,280
                                                                 ------------
METAL & GLASS CONTAINERS--1.2%
Pactiv Corp.(b) ..................................      62,000      1,475,600

MOTORCYCLE MANUFACTURERS--0.7%
Harley-Davidson, Inc. ............................      16,000        820,320

MOVIES & ENTERTAINMENT--0.6%
AOL Time Warner, Inc.(b) .........................      49,000        720,790

MULTI-UTILITIES & UNREGULATED POWER--0.3%
Dynegy, Inc. Class A .............................      26,000        187,200
Williams Cos., Inc. (The) ........................      22,000        131,780
                                                                 ------------
                                                                      318,980
                                                                 ------------
NETWORKING EQUIPMENT--1.4%
Cisco Systems, Inc.(b) ...........................     127,000      1,771,650

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc. ...............................       7,000        278,040

OIL & GAS EQUIPMENT & SERVICES--0.6%
Halliburton Co. ..................................      45,000        717,300

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0 4%
Sunoco, Inc. .....................................      15,000        534,450

PACKAGED FOODS AND MEATS--0.3%
J.M. Smucker Co. (The) ...........................         140          4,778
Kellogg Co. ......................................       9,000        322,740
                                                                 ------------
                                                                      327,518
                                                                 ------------
PAPER PACKAGING--1.0%
Bemis Co., Inc. ..................................      14,000        665,000
Sealed Air Corp.(b) ..............................      15,000        604,050
                                                                 ------------
                                                                    1,269,050
                                                                 ------------
PAPER PRODUCTS--1.0%
Georgia-Pacific Corp. ............................      52,000      1,278,160

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                                                       SHARES        VALUE
                                                      --------   ------------
PHARMACEUTICALS--7.2%
Bristol-Myers Squibb Co. .........................      22,000   $    565,400
Johnson & Johnson ................................      13,000        679,380
King Pharmaceuticals, Inc.(b) ....................      27,000        600,750
Merck & Co., Inc. ................................      48,000      2,430,720
Pfizer, Inc. .....................................      83,000      2,905,000
Schering-Plough Corp. ............................      69,000      1,697,400
Watson Pharmaceuticals, Inc.(b) ..................       9,000        227,430
                                                                 ------------
                                                                    9,106,080
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--1.3%
Progressive Corp. (The) ..........................      29,000      1,677,650

RAILROADS--0.2%
Union Pacific Corp. ..............................       4,000        253,120

REITS--0.2%
Equity Office Properties Trust ...................       9,000        270,900

RESTAURANTS--1.2%
Darden Restaurants, Inc. .........................      61,500      1,519,050

SEMICONDUCTOR EQUIPMENT--2.2%
Applied Materials, Inc.(b) .......................      17,000        323,340
KLA-Tencor Corp.(b) ..............................      57,000      2,507,430
                                                                 ------------
                                                                    2,830,770
                                                                 ------------
SEMICONDUCTORS--0.9%
Intel Corp. ......................................      60,000      1,096,200

SOFT DRINKS--4.1%
Coca-Cola Enterprises, Inc. ......................      10,000        220,800
Pepsi Bottling Group, Inc. (The) .................      89,000      2,741,200
PepsiCo, Inc. ....................................      45,000      2,169,000
                                                                 ------------
                                                                    5,131,000
                                                                 ------------
SPECIALTY STORES--0.7%
AutoZone, Inc.(b) ................................      11,000        850,300

STEEL--0.6%
Worthington Industries, Inc. .....................      40,000        724,000

SYSTEMS SOFTWARE--2.4%
Microsoft Corp.(b) ...............................      56,000      3,063,200

TELECOMMUNICATIONS EQUIPMENT--0.6%
Motorola, Inc. ...................................      18,000        259,560
Scientific-Atlanta, Inc. .........................      33,000        542,850
                                                                 ------------
                                                                      802,410
                                                                 ------------

                                                       SHARES        VALUE
                                                      --------   ------------
TOBACCO--0.1%
Philip Morris Cos., Inc. .........................       2,000   $     87,360

TRADING COMPANIES & DISTRIBUTORS--1.3%
Grainger (W.W.), Inc. ............................      33,000      1,653,300

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Class A(b) ...........      20,000         64,200
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $129,862,965)                                    117,261,706
-----------------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.4%

INTEGRATED OIL & GAS--0.4%
Royal Dutch Petroleum Co. NY Registered Shares
(Netherlands) ....................................       9,000        497,430
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $495,209)                                            497,430
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.3%
(IDENTIFIED COST $130,358,174)                                    117,759,136
-----------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                        -----
SHORT-TERM OBLIGATIONS--7.0%

FEDERAL AGENCY SECURITIES--2.4%
Fannie Mae Discount Note 1.74%, 8/28/02 ..........     $ 3,000      2,991,783

REPURCHASE AGREEMENTS--4.6%
Morgan Stanley & Co., Inc. repurchase agreement
1.94%, dated 6/28/02, due 7/1/02, repurchase price
$5,873,949, collateralized by a Fannie Mae Bond
6%, 1/1/32, market value $6,032,200 ..............       5,873      5,873,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $8,864,590)                                        8,864,783
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $139,222,764)                                    126,623,919(a)
Other assets and liabilities, net--(0.3)%                            (363,371)
                                                                 ------------
NET ASSETS--100.0%                                               $126,260,548
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $13,124,559 and gross depreciation of $25,807,546 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $139,306,906.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $139,222,764)                                $126,623,919
Cash                                                                   62,993
Receivables
   Dividends and interest                                             172,586
   Fund shares sold                                                       622
   Receivable from adviser                                                132
Prepaid expenses                                                          881
                                                                 ------------
     Total assets                                                 126,861,133
                                                                 ------------
LIABILITIES
Payables
   Fund shares repurchased                                            283,316
   Transfer agent fee                                                  84,350
   Investment advisory fee                                             80,688
   Distribution fee                                                    64,981
   Printing fee                                                        38,765
   Financial agent fee                                                  6,866
   Trustees' fee                                                        1,262
Accrued expenses                                                       40,357
                                                                 ------------
     Total liabilities                                                600,585
                                                                 ------------
NET ASSETS                                                       $126,260,548
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $160,962,478
Accumulated net investment loss                                      (289,550)
Accumulated net realized loss                                     (21,813,535)
Net unrealized depreciation                                       (12,598,845)
                                                                 ------------
NET ASSETS                                                       $126,260,548
                                                                 ============

CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $70,762,470)                 9,207,072
Net asset value per share                                               $7.69
Offering price per share $7.69/(1-5.75%)                                $8.16

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $12,019,076)                 1,567,267
Net asset value and offering price per share                            $7.67

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $42,904,318)                 5,608,746
Net asset value and offering price per share                            $7.65

CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $574,684)                       73,269
Net asset value and offering price per share                            $7.84


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                    $  1,001,480
Interest                                                           49,569
Foreign taxes withheld                                               (663)
                                                             ------------
     Total investment income                                    1,050,386
                                                             ------------
EXPENSES
Investment advisory fee                                           549,688
Distribution fee, Class A                                         122,036
Distribution fee, Class B                                          69,844
Distribution fee, Class C                                         253,175
Financial agent fee                                                46,455
Transfer agent                                                    178,111
Printing                                                           26,286
Professional                                                       16,229
Custodian                                                          16,227
Registration                                                       15,909
Trustees                                                            6,840
Miscellaneous                                                       8,534
                                                             ------------
     Total expenses                                             1,309,334
                                                             ------------
NET INVESTMENT LOSS                                              (258,948)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                               (12,259,672)
Net change in unrealized appreciation (depreciation) on
   investments                                                 (3,769,036)
                                                             ------------
NET LOSS ON INVESTMENTS                                       (16,028,708)
                                                             ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $(16,287,656)
                                                             ============

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                    Ended
                                                                                   6/30/02         Year Ended
                                                                                 (Unaudited)        12/31/01
                                                                                ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                 $   (258,948)     $   (787,635)
   Net realized gain (loss)                                                      (12,259,672)      (11,093,102)
   Net change in unrealized appreciation (depreciation)                           (3,769,036)      (22,667,234)
                                                                                ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   (16,287,656)      (34,547,971)
                                                                                ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
Proceeds from sales of shares (40,931 and 164,613 shares, respectively)              343,064         1,590,963
Cost of shares repurchased (1,114,096 and 2,868,988 shares, respectively)         (9,366,020)      (26,185,321)
                                                                                ------------      ------------
Total                                                                             (9,022,956)      (24,594,358)
                                                                                ------------      ------------
CLASS B
   Proceeds from sales of shares (5,245 and 14,920 shares, respectively)              44,525           135,657
   Cost of shares repurchased (218,708 and 746,167 shares, respectively)          (1,830,541)       (6,864,258)
                                                                                ------------      ------------
Total                                                                             (1,786,016)       (6,728,601)
                                                                                ------------      ------------
CLASS C
   Proceeds from sales of shares (23,422 and 64,682 shares, respectively)            197,007           585,148
   Cost of shares repurchased (953,258 and 2,568,453 shares, respectively)        (7,974,043)      (23,353,038)
                                                                                ------------      ------------
Total                                                                             (7,777,036)      (22,767,890)
                                                                                ------------      ------------
CLASS I
   Cost of shares repurchased (2 and 0 shares, respectively)                             (17)               --
                                                                                ------------      ------------
Total                                                                                    (17)               --
                                                                                ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     (18,586,025)      (54,090,849)
                                                                                ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                         (34,873,681)      (88,638,820)

NET ASSETS
   Beginning of period                                                           161,134,229       249,773,049
                                                                                ------------      ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($289,550)
     AND ($30,602), RESPECTIVELY]                                               $126,260,548      $161,134,229
                                                                                ============      ============

                       See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 8.63       $10.12       $11.24      $14.80       $15.77      $15.01
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          --(2)(5)  (0.01)(2)     0.16(2)     0.22(2)      0.17        0.20
   Net realized and unrealized gain (loss)            (0.94)       (1.48)       (0.59)       0.07        (0.48)       2.49
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.94)       (1.49)       (0.43)       0.29        (0.31)       2.69
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.23)      (0.28)       (0.18)      (0.19)
   Distributions from net realized gains                 --           --        (0.46)      (3.57)       (0.48)      (1.74)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --        (0.69)      (3.85)       (0.66)      (1.93)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.94)       (1.49)       (1.12)      (3.56)       (0.97)       0.76
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.69       $ 8.63       $10.12      $11.24       $14.80      $15.77
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                      (10.89)%(4)  (14.72)%      (3.90)%      2.63%       (1.88)%     18.07%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $70,762      $88,732     $131,368    $223,269     $409,065    $565,721

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.48 %(3)    1.47 %       1.36 %      1.28%        1.24 %      1.24%
   Net investment income                              (0.04)%(3)   (0.08)%       1.49 %      1.54%        0.97 %      1.20%
Portfolio turnover                                       24 %(4)      69 %        157 %       141%         116 %       126%

                                                                                 CLASS B
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 8.64       $10.20       $11.34      $14.90       $15.86      $15.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.03)(2)    (0.07)(2)     0.09(2)     0.12(2)      0.05        0.07
   Net realized and unrealized gain (loss)            (0.94)       (1.49)       (0.60)       0.07        (0.48)       2.53
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.97)       (1.56)       (0.51)       0.19        (0.43)       2.60
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.17)      (0.18)       (0.05)      (0.07)
   Distributions from net realized gains                 --           --        (0.46)      (3.57)       (0.48)      (1.74)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --        (0.63)      (3.75)       (0.53)      (1.81)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.97)       (1.56)       (1.14)      (3.56)       (0.96)       0.79
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.67       $ 8.64       $10.20      $11.34       $14.90      $15.86
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                      (11.23)%(4)  (15.29)%      (4.64)%      1.91%       (2.61)%     17.33%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $12,019      $15,390      $25,628     $47,557      $82,531     $76,820

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.18 %(3)    2.17 %       2.06 %      1.98%        1.94 %      1.94%
   Net investment income                              (0.75)%(3)   (0.78)%       0.81 %      0.84%        0.27 %      0.50%
Portfolio turnover                                       24 %(4)      69 %        157 %       141%         116 %       126%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS B
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 8.62       $10.18       $11.31      $14.86       $15.81      $15.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.03)(2)    (0.07)(2)     0.09(2)     0.12(2)      0.05        0.07
   Net realized and unrealized gain (loss)            (0.94)       (1.49)       (0.60)       0.07        (0.48)       2.52
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.97)       (1.56)       (0.51)       0.19        (0.43)       2.59
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.16)      (0.17)       (0.04)      (0.08)
   Distributions from net realized gains                 --           --        (0.46)      (3.57)       (0.48)      (1.74)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --        (0.62)      (3.74)       (0.52)      (1.82)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.97)       (1.56)       (1.13)      (3.55)       (0.95)       0.77
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.65       $ 8.62       $10.18      $11.31       $14.86      $15.81
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                      (11.25)%(4)  (15.32)%      (4.58)%      1.94%       (2.64)%     17.30%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $42,904      $56,369      $92,024    $184,924     $423,791    $591,512

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.18 %(3)    2.17 %       2.06 %      1.98%        1.94 %      1.94%
   Net investment income                              (0.75)%(3)   (0.78)%       0.82 %      0.81%        0.27 %      0.50%
Portfolio turnover                                       24 %(4)      69 %        157 %       141%         116 %       126%

                                                                                 CLASS I
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 8.80       $10.28       $11.40      $14.94       $15.87      $15.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.01(2)      0.02(2)      0.21(2)     0.28(2)      0.17        0.23
   Net realized and unrealized gain (loss)            (0.97)       (1.50)       (0.61)       0.06        (0.45)       2.54
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.96)       (1.48)       (0.40)       0.34        (0.28)       2.77
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.26)      (0.31)       (0.17)      (0.23)
   Distributions from net realized gains                 --           --        (0.46)      (3.57)       (0.48)      (1.74)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --        (0.72)      (3.88)       (0.65)      (1.97)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.96)       (1.48)       (1.12)      (3.54)       (0.93)       0.80
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.84       $ 8.80       $10.28      $11.40       $14.94      $15.87
                                                     ======       ======       ======      ======       ======      ======
Total return                                         (10.81)%(4)  (14.40)%      (3.60)%      2.96%       (1.66)%     18.52%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $575         $644         $753      $1,581       $1,407      $1,070

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.18 %(3)    1.17 %       1.08 %      0.96%        0.94 %      0.94%
   Net investment income                               0.26 %(3)    0.22 %       1.86 %      1.92%        1.27 %      1.50%
Portfolio turnover                                       24 %(4)      69 %        157 %       141%         116 %       126%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ZWEIG GOVERNMENT FUND

                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                        STANDARD        PAR
                                        & POOR'S       VALUE
                                         RATING        (000)        VALUE
                                        --------      ------     -----------

U.S. GOVERNMENT SECURITIES--23.4%

U.S. TREASURY BONDS--11.8%
U.S. Treasury Bonds 6.875%, 8/15/25 ...... AAA        $ 1,700    $ 1,959,309
U.S. Treasury Bonds 6.375%, 8/15/27 ...... AAA          1,500      1,635,866
                                                                 -----------
                                                                   3,595,175
                                                                 -----------
U.S. TREASURY NOTES--11.6%
U.S. Treasury Notes 5%, 8/15/11 .......... AAA          3,500      3,548,611
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,990,875)                                       7,143,786
----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--0.5%

Freddie Mac 10.50%, 6/1/11 ............... Aaa(b)          32         35,580
Freddie Mac 12%, 11/1/15 ................. Aaa(b)          67         77,076
GNMA 12.50%, 11/20/13 ....................  AAA             7          8,643
GNMA 12%, 9/15/15 ........................  AAA            17         20,351
GNMA 8%, 8/15/22 .........................  AAA             4          4,135
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $133,267)                                           145,785
----------------------------------------------------------------------------
AGENCY NON MORTGAGE-BACKED
SECURITIES--31.1%

Freddie Mac 6.875%, 1/15/05 .............. Aaa(b)       2,800      3,036,057
Freddie Mac 5.125%, 10/15/08 ............. Aaa(b)       2,700      2,750,188
Freddie Mac 7%, 3/15/10 .................. Aaa(b)       3,300      3,692,911
----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,785,429)                                       9,479,156
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--55.0%
(IDENTIFIED COST $15,909,571)                                     16,768,727
----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                      -----     ------------
SHORT-TERM OBLIGATIONS--44.6%

FEDERAL AGENCY SECURITIES--42.5%
Federal Home Loan Bank Discount Note
1.75%, 7/31/02 ...................................    $ 5,000    $ 4,993,040

Federal Home Loan Bank Discount Note
1.73%, 8/28/02 ...................................      5,000      4,986,305

Freddie Mac Discount Note 1.82%, 8/28/02 .........      3,000      2,991,783
                                                                 -----------
                                                                  12,971,128
                                                                 -----------
REPURCHASE AGREEMENTS--2.1%
Morgan Stanley & Co., Inc. repurchase agreement
1.94%, dated 6/28/02, due 7/1/02, repurchase price
$652,105, collateralized by a Fannie Mae Bond
6.50%, 2/1/31, market value $671,573 .............        652        652,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $13,621,976)                                     13,623,128
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $29,531,547)                                     30,391,855(a)

Other assets and liabilities, net--0.4%                              126,394
                                                                 -----------
NET ASSETS--100.0%                                               $30,518,249
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $824,752 and gross depreciation of $0 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $29,567,103.
(b) As rated by Moody's or Fitch.

                        See Notes to Financial Statements

PHOENIX-ZWEIG GOVERNMENT FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $29,531,547)                                 $30,391,855
Cash                                                                     390
Receivables
   Interest                                                          333,595
   Investment securities sold                                          3,887
   Receivable from adviser                                               147
Prepaid expenses                                                         175
                                                                 -----------
     Total assets                                                 30,730,049
                                                                 -----------
LIABILITIES
Payables
   Fund shares repurchased                                           131,687
   Professional fee                                                   17,022
   Investment advisory fee                                            15,319
   Transfer agent fee                                                 12,314
   Distribution fee                                                   10,278
   Financial agent fee                                                 1,787
   Trustees' fee                                                       1,262
Accrued expenses                                                      22,131
                                                                 -----------
     Total liabilities                                               211,800
                                                                 -----------
NET ASSETS                                                       $30,518,249
                                                                 ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $38,051,290
Undistributed net investment income                                    1,475
Accumulated net realized loss                                     (8,394,824)
Net unrealized appreciation                                          860,308
                                                                 -----------
NET ASSETS                                                       $30,518,249
                                                                 ===========
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $18,190,959)                1,746,352
Net asset value per share                                             $10.42
Offering price per share $10.42/(1-4.75%)                             $10.94

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $3,281,929)                   313,802
Net asset value and offering price per share                          $10.46

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $4,647,448)                   447,927
Net asset value and offering price per share                          $10.38

CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $4,397,913)                   420,785
Net asset value and offering price per share                          $10.45


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                     $607,898
                                                             --------
     Total investment income                                  607,898
                                                             --------
EXPENSES
Investment advisory fee                                        92,216
Distribution fee, Class A                                      27,762
Distribution fee, Class B                                      16,216
Distribution fee, Class C                                      17,563
Financial agent fee                                            10,759
Transfer agent                                                 38,194
Registration                                                   17,218
Professional                                                   14,717
Printing                                                        8,791
Trustees                                                        6,840
Custodian                                                       6,839
Miscellaneous                                                   4,916
                                                             --------
     Total expenses                                           262,031
                                                             --------
NET INVESTMENT INCOME                                         345,867
                                                             --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                 5,320
Net change in unrealized appreciation (depreciation) on
   investments                                                153,943
                                                             --------
NET GAIN ON INVESTMENTS                                       159,263
                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $505,130
                                                             ========

                        See Notes to Financial Statements

PHOENIX-ZWEIG GOVERNMENT FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Six Months
                                                                                      Ended
                                                                                     6/30/02                    Year Ended
                                                                                   (Unaudited)                   12/31/01
                                                                                   -----------                  -----------
FROM OPERATIONS
   Net investment income (loss)                                                    $   345,867                  $ 1,119,844
   Net realized gain (loss)                                                              5,320                      938,621
   Net change in unrealized appreciation (depreciation)                                153,943                     (400,327)
                                                                                   -----------                  -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         505,130                    1,658,138
                                                                                   -----------                  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (247,631)                    (815,703)
   Net investment income, Class B                                                      (32,435)                     (95,488)
   Net investment income, Class C                                                      (51,642)                    (192,558)
   Net investment income, Class I                                                      (64,230)                    (186,465)
                                                                                   -----------                  -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (395,938)                  (1,290,214)
                                                                                   -----------                  -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (194,775 and 1,070,393 shares, respectively)        2,012,722                   10,947,724
   Net asset value of shares issued from reinvestment of distributions
     (15,517 and 49,571 shares, respectively)                                          160,550                      509,473
   Cost of shares repurchased (307,722 and 1,136,441 shares, respectively)          (3,186,169)                 (11,634,367)
                                                                                   -----------                  -----------
Total                                                                               (1,012,897)                    (177,170)
                                                                                   -----------                  -----------
CLASS B
   Proceeds from sales of shares (58,193 and 349,619 shares, respectively)             602,537                    3,635,695
   Net asset value of shares issued from reinvestment of distributions
     (1,741 and 4,535 shares, respectively)                                             18,096                       46,948
   Cost of shares repurchased (71,034 and 166,938 shares, respectively)               (734,873)                  (1,746,915)
                                                                                   -----------                  -----------
Total                                                                                 (114,240)                   1,935,728
                                                                                   -----------                  -----------
CLASS C
   Proceeds from sales of shares (112,655 and 104,654 shares, respectively)          1,157,427                    1,080,182
   Net asset value of shares issued from reinvestment of distributions
     (2,831 and 10,709 shares, respectively)                                            29,181                      109,645
   Cost of shares repurchased (123,129 and 173,298 shares, respectively)            (1,269,105)                  (1,773,397)
                                                                                   -----------                  -----------
Total                                                                                  (82,497)                    (583,570)
                                                                                   -----------                  -----------
CLASS I
   Proceeds from sales of shares (0 and 95,970 shares, respectively)                        --                      999,950
   Net asset value of shares issued from reinvestment of distributions
     (6,188 and 18,073 shares, respectively)                                            64,230                      186,465
                                                                                   -----------                  -----------
Total                                                                                   64,230                    1,186,415
                                                                                   -----------                  -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (1,145,404)                   2,361,403
                                                                                   -----------                  -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (1,036,212)                   2,729,327
NET ASSETS
   Beginning of period                                                              31,554,461                   28,825,134
                                                                                   -----------                  -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,475 AND
     $51,546, RESPECTIVELY]                                                        $30,518,249                  $31,554,461
                                                                                   ===========                  ===========

                        See Notes to Financial Statements

PHOENIX-ZWEIG GOVERNMENT FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)    2001(3)      2000         1999        1998         1997
Net asset value, beginning of period                 $10.38       $10.25       $ 9.72      $10.44       $10.09      $ 9.81
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.12         0.39(2)      0.51        0.46         0.53        0.52
   Net realized and unrealized gain (loss)             0.06         0.19         0.48       (0.73)        0.35        0.28
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.18         0.58         0.99       (0.27)        0.88        0.80
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.14)       (0.45)       (0.46)      (0.45)       (0.53)      (0.52)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.04         0.13         0.53       (0.72)        0.35        0.28
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.42       $10.38       $10.25      $ 9.72       $10.44      $10.09
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        1.72%(6)     5.76%       10.46%      (2.58)%       8.91%       8.42%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $18,191      $19,139      $19,069     $21,922      $29,767     $28,062

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.60%(5)     1.56%        1.58%       1.35 %       1.32%       1.36%
   Net investment income                               2.35%(5)     3.78%        5.12%       4.67 %       5.09%       5.26%
Portfolio turnover                                       71%(6)      104%         176%        183 %         48%        128%

                                                                                   CLASS B
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)    2001(3)      2000         1999        1998         1997
Net asset value, beginning of period                 $10.42       $10.30       $ 9.78      $10.52       $10.15      $ 9.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.08         0.31(2)      0.45        0.39         0.44        0.46
   Net realized and unrealized gain (loss)             0.06         0.19         0.48       (0.74)        0.37        0.26
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.14         0.50         0.93       (0.35)        0.81        0.72
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.10)       (0.38)       (0.41)      (0.39)       (0.44)      (0.43)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.04         0.12         0.52       (0.74)        0.37        0.29
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.46       $10.42       $10.30      $ 9.78       $10.52      $10.15
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        1.37%(6)     4.98%        9.68%      (3.23)%       8.20%       7.55%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $3,282       $3,386       $1,418      $1,657       $2,199      $1,215

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.30%(5)     2.26%        2.28%       2.06 %       2.06%       2.06%
   Net investment income                               1.65%(5)     3.01%        4.41%       3.97 %       4.39%       4.56%
Portfolio turnover                                       71%(6)      104%         176%        183 %         48%        128%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 3.95% to 3.78%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 3.20% to 3.01%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ZWEIG GOVERNMENT FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS C
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/02      --------------------------------------------------------
                                                   (UNAUDITED)    2001(3)      2000         1999        1998         1997
Net asset value, beginning of period                 $10.34       $10.22       $ 9.69      $10.42       $10.08      $ 9.81
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.10         0.34(4)      0.47        0.42         0.47        0.48
   Net realized and unrealized gain (loss)             0.05         0.19         0.48       (0.74)        0.36        0.27
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.15         0.53         0.95       (0.32)        0.83        0.75
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.11)       (0.41)       (0.42)      (0.41)       (0.49)      (0.48)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.04         0.12         0.53       (0.73)        0.34        0.27
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.38       $10.34       $10.22      $ 9.69       $10.42      $10.08
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        1.50%(3)     5.26%       10.08%      (3.09)%       8.46%       7.86%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $4,647       $4,711       $5,246      $7,068      $11,859     $10,199

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.05%(2)     2.01%        2.03%       1.80 %       1.77%       1.81%
   Net investment income                               1.90%(2)     3.34%        4.67%       4.22 %       4.64%       4.81%
Portfolio turnover                                       71%(3)      104%         176%        183 %         48%        128%


                                                                                   CLASS I
                                                   -------------------------------------------------------------------------
                                                   SIX MONTHS                                                        FROM
                                                      ENDED                        YEAR ENDED DECEMBER 31          INCEPTION
                                                     6/30/02      -------------------------------------------     7/14/97 TO
                                                   (UNAUDITED)    2001(3)      2000         1999        1998       12/31/97
Net asset value, beginning of period                 $10.42       $10.29       $ 9.74      $10.48       $10.11      $ 9.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.14         0.42(4)      0.54        0.49         0.55        0.26
   Net realized and unrealized gain (loss)             0.04         0.19         0.49       (0.74)        0.37        0.23
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.18         0.61         1.03       (0.25)        0.92        0.49
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.15)       (0.48)       (0.48)      (0.49)       (0.55)      (0.26)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.03         0.13         0.55       (0.74)        0.37        0.23
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.45       $10.42       $10.29      $ 9.74       $10.48      $10.11
                                                     ======       ======       ======      ======       ======      ======
Total return                                           1.78%(3)     6.08%       10.81%      (2.31)%       9.33%       5.01%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $4,398       $4,319       $3,092      $3,330       $3,088      $1,050

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.31%(2)     1.26%        1.28%       1.06 %       1.02%       1.06%(2)
   Net investment income                               2.65%(2)     4.05%        5.41%       4.98 %       5.39%       5.56%(2)
Portfolio turnover                                       71%(3)      104%         176%        183 %         48%        128%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 3.50% to 3.34%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 4.23% to 4.05%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-ZWEIG GROWTH & INCOME FUND


                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                        ------   ----------
COMMON STOCKS--91.8%

ADVERTISING--0.8%
Nautilus Group, Inc. (The)(b) ....................       1,650   $   50,490

AGRICULTURAL PRODUCTS--1.3%
Archer-Daniels-Midland Co. .......................       6,615       84,606

AIR FREIGHT & COURIERS--1.0%
Airborne, Inc. ...................................         900       17,280
Expeditors International of Washington, Inc. .....       1,600       53,056
                                                                 ----------
                                                                     70,336
                                                                 ----------
AIRLINES--0.9%
Atlantic Coast Airlines Holdings, Inc.(b) ........       1,500       32,550
Southwest Airlines Co. ...........................       1,900       30,704
                                                                 ----------
                                                                     63,254
                                                                 ----------
APPAREL RETAIL--0.7%
Charlotte Russe Holding, Inc.(b) .................         600       13,398
Chico's FAS, Inc.(b) .............................       1,000       36,320
                                                                 ----------
                                                                     49,718
                                                                 ----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Sketchers U.S.A., Inc. Class A(b) ................         700       15,127

APPLICATION SOFTWARE--1.7%
Fair, Isaac and Co., Inc. ........................       1,725       56,701
Kronos, Inc.(b) ..................................       1,000       30,489
Mercury Interactive Corp.(b) .....................         500       11,480
SERENA Software, Inc.(b) .........................       1,300       17,806
                                                                 ----------
                                                                    116,476
                                                                 ----------
AUTO PARTS & EQUIPMENT--0.2%
Gentex Corp.(b) ..................................         600       16,482

AUTOMOBILE MANUFACTURERS--0.5%
Monaco Coach Corp.(b) ............................         600       12,780
Winnebago Industries, Inc. .......................         400       17,600
                                                                 ----------
                                                                     30,380
                                                                 ----------
BANKS--16.7%
AmSouth Bancorp ..................................       1,300       29,094
Associated Banc-Corp .............................         770       29,037
Astoria Financial Corp. ..........................         700       22,435
Bank of Hawaii Corp. .............................       1,400       39,200
Banknorth Group, Inc. ............................       1,200       31,224
BB&T Corp. .......................................         900       34,740

                                                        SHARES      VALUE
                                                        ------   ----------
BANKS--CONTINUED
Charter One Financial, Inc. ......................         835   $   28,707
City National Corp. ..............................         500       26,875
Comerica, Inc. ...................................         300       18,420
Commerce Bancorp, Inc. ...........................       1,000       44,200
Commerce Bancshares, Inc. ........................         500       22,120
Compass Bancshares, Inc. .........................       1,200       40,320
First Tennessee National Corp. ...................       1,600       61,280
Golden West Financial Corp. ......................         300       20,634
Hibernia Corp. Class A ...........................       2,000       39,580
Independence Community Bank Corp. ................       1,400       40,222
Investors Financial Services Corp. ...............         800       26,832
M&T Bank Corp. ...................................         300       25,728
Marshall & Ilsley Corp. ..........................       1,000       30,930
Mercantile Bankshares Corp. ......................         500       20,515
National Commerce Financial Corp. ................       1,300       34,190
New York Community Bancorp, Inc. .................         850       23,035
North Fork Bancorp., Inc. ........................       1,400       55,734
Northern Trust Corp. .............................         700       30,842
Regions Financial Corp. ..........................         900       31,635
SouthTrust Corp. .................................       2,100       54,852
Sovereign Bancorp, Inc. ..........................       2,700       40,365
SunTrust Banks, Inc. .............................         200       13,544
Synovus Financial Corp. ..........................       2,100       57,792
TCF Financial Corp. ..............................         700       34,370
UnionBanCal Corp. ................................         400       18,740
Washington Federal, Inc. .........................       1,220       30,817
Washington Mutual, Inc. ..........................       1,343       49,839
Webster Financial Corp. ..........................         500       19,120
                                                                 ----------
                                                                  1,126,968
                                                                 ----------
BIOTECHNOLOGY--3.0%
Affymetrix, Inc.(b) ..............................       1,400       33,586
Immunex Corp.(b) .................................       3,500       78,190
Immunomedics, Inc.(b) ............................       1,100        5,731
Myriad Genetics, Inc.(b) .........................       1,000       20,340
SangStat Medical Corp.(b) ........................       2,200       50,556
Vertex Pharmaceuticals, Inc.(b) ..................         900       14,652
                                                                 ----------
                                                                    203,055
                                                                 ----------
BROADCASTING & CABLE TV--0.9%
Hispanic Broadcasting Corp.(b) ...................         600       15,660
USA Interactive(b) ...............................       1,100       25,795
Westwood One, Inc.(b) ............................         600       20,052
                                                                 ----------
                                                                     61,507
                                                                 ----------

                        See Notes to Financial Statements

PHOENIX-ZWEIG GROWTH & INCOME FUND


                                                        SHARES      VALUE
                                                        ------   ----------
CASINOS & GAMING--0.5%
Isle of Capri Casinos, Inc.(b) ...................         900   $   18,225
Multimedia Games, Inc.(b) ........................         700       15,267
                                                                 ----------
                                                                     33,492
                                                                 ----------
CATALOG RETAIL--0.3%
J. Jill Group, Inc.(b) ...........................         600       22,770

COMPUTER & ELECTRONICS RETAIL--0.3%
Circuit City Stores-Circuit City Group ...........         900       16,875

COMPUTER HARDWARE--0.4%
Concurrent Computer Corp.(b) .....................       5,300       24,645

COMPUTER STORAGE & PERIPHERALS--0.5%
Network Appliance, Inc.(b) .......................       2,700       33,588

CONSUMER FINANCE--2.1%
Doral Financial Corp. ............................       1,500       50,085
MBNA Corp. .......................................       1,900       62,833
New Century Financial Corp. ......................         800       27,976
                                                                 ----------
                                                                    140,894
                                                                 ----------
DATA PROCESSING SERVICES--1.5%
FactSet Research Systems, Inc. ...................         500       14,885
Paychex, Inc. ....................................       2,700       84,483
                                                                 ----------
                                                                     99,368
                                                                 ----------
DIVERSIFIED CHEMICALS--0.7%
Cabot Corp. ......................................       1,600       45,840

DIVERSIFIED COMMERCIAL SERVICES--5.8%
Apollo Group, Inc. Class A(b) ....................       2,725      107,419
Block (H&R), Inc. ................................         500       23,075
Corporate Executive Board Co. (The)(b) ...........       2,100       71,925
eBay, Inc.(b) ....................................         900       55,458
Hotels.com Class A(b) ............................         500       21,115
IKON Office Solutions, Inc. ......................       1,600       15,040
Right Management Consultants, Inc.(b) ............       2,300       60,488
Viad Corp. .......................................       1,300       33,800
                                                                 ----------
                                                                    388,320
                                                                 ----------
DIVERSIFIED FINANCIAL SERVICES--4.8%
American Express Co. .............................         400       14,528
Eaton Vance Corp. ................................         500       15,600
Fannie Mae .......................................         700       51,625
Franklin Resources, Inc. .........................         400       17,056
Jefferies Group, Inc. ............................         400       16,840
Legg Mason, Inc. .................................         500       24,670
Moody's Corp. ....................................       2,300      114,425
SEI Investments Co. ..............................         400       11,268

                                                        SHARES      VALUE
                                                        ------   ----------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
SLM Corp. ........................................         200   $   19,380
State Street Corp. ...............................         900       40,230
                                                                 ----------
                                                                    325,622
                                                                 ----------
DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B(b) ..       1,000       17,850

ELECTRIC UTILITIES--0.7%
ALLETE, Inc. .....................................         700       18,970
FirstEnergy Corp. ................................         764       25,502
                                                                 ----------
                                                                     44,472
                                                                 ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Cohu, Inc. .......................................         600       10,368
Kopin Corp.(b) ...................................       3,900       25,740
                                                                 ----------
                                                                     36,108
                                                                 ----------
FOOD DISTRIBUTORS--1.1%
Sysco Corp. ......................................       2,700       73,494

GENERAL MERCHANDISE STORES--0.2%
Fred's, Inc. .....................................         400       14,712

HEALTH CARE DISTRIBUTORS & SERVICES--4.8%
Accredo Health, Inc.(b) ..........................       1,700       78,438
American Healthways, Inc.(b) .....................       1,800       32,040
AmerisourceBergen Corp. ..........................         300       22,800
Cardinal Health, Inc. ............................         850       52,199
DIANON Systems, Inc.(b) ..........................         800       42,736
Lincare Holdings, Inc.(b) ........................         900       29,070
Omnicare, Inc. ...................................         800       21,008
Pharmaceutical Product Development, Inc.(b) ......       1,100       28,974
Priority Healthcare Corp. Class B(b) .............         800       18,800
                                                                 ----------
                                                                    326,065
                                                                 ----------
HEALTH CARE EQUIPMENT--2.7%
American Medical Systems Holdings, Inc.(b) .......       1,700       34,102
Biomet, Inc. .....................................       2,350       63,732
Endocare, Inc.(b) ................................       3,100       40,951
Hillenbrand Industries, Inc. .....................         300       16,845
Zimmer Holdings, Inc.(b) .........................         800       28,528
                                                                 ----------
                                                                    184,158
                                                                 ----------
HEALTH CARE FACILITIES--0.4%
Health Management Associates, Inc. Class A(b) ....       1,400       28,210

HOME FURNISHINGS--0.3%
Mohawk Industries, Inc.(b) .......................         300       18,459

                        See Notes to Financial Statements

PHOENIX-ZWEIG GROWTH & INCOME FUND

                                                        SHARES      VALUE
                                                        ------   ----------
HOME IMPROVEMENT RETAIL--1.3%
Home Depot, Inc. (The) ...........................         500   $   18,365
Lowe's Cos., Inc. ................................       1,500       68,100
                                                                 ----------
                                                                     86,465
                                                                 ----------
HOMEBUILDING--1.0%
Horton (D.R.),  Inc. .............................       1,949       50,733
Lennar Corp. .....................................         300       18,360
                                                                 ----------
                                                                     69,093
                                                                 ----------
HOUSEHOLD PRODUCTS--0.5%
Dial Corp. (The) .................................       1,700       34,034

INSURANCE BROKERS--2.8%
Brown & Brown, Inc. ..............................       2,300       72,450
Gallagher (Arthur J.) & Co. ......................       1,300       45,045
Hilb, Rogal & Hamilton Co. .......................       1,500       67,875
                                                                 ----------
                                                                    185,370
                                                                 ----------
INTEGRATED OIL & GAS--1.0%
Exxon Mobil Corp. ................................       1,600       65,472

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
CenturyTel, Inc. .................................         500       14,750

INTERNET SOFTWARE & SERVICES--1.6%
PEC Solutions, Inc.(b) ...........................       1,500       35,880
SeeBeyond Technology Corp.(b) ....................       5,800       17,980
webMethods, Inc.(b) ..............................       2,000       19,800
Yahoo!, Inc.(b) ..................................       2,100       30,996
                                                                 ----------
                                                                    104,656
                                                                 ----------
IT CONSULTING & SERVICES--1.1%
JDA Software Group, Inc.(b) ......................       1,300       36,738
McAfee.com Corp.(b) ..............................       1,300       19,032
SunGard Data Systems, Inc.(b) ....................         700       18,536
                                                                 ----------
                                                                     74,306
                                                                 ----------
LEISURE PRODUCTS--0.2%
Polaris Industries, Inc. .........................         200       13,000

LIFE & HEALTH INSURANCE--0.2%
Protective Life Corp. ............................         500       16,550

MANAGED HEALTH CARE--1.2%
Aetna, Inc. ......................................         400       19,188
Mid Atlantic Medical Services, Inc.(b) ...........       1,900       59,565
                                                                 ----------
                                                                     78,753
                                                                 ----------
MOTORCYCLE MANUFACTURERS--2.5%
Harley-Davidson, Inc. ............................       3,300      169,191

                                                        SHARES      VALUE
                                                        ------   ----------
NETWORKING EQUIPMENT--0.8%
Cisco Systems, Inc.(b) ...........................       2,700   $   37,665
Emulex Corp.(b) ..................................         600       13,506
                                                                 ----------
                                                                     51,171
                                                                 ----------
PACKAGED FOODS AND MEATS--0.7%
Kraft Foods, Inc. Class A ........................         400       16,380
Wrigley (Wm.) Jr. Co. ............................         500       27,675
                                                                 ----------
                                                                     44,055
                                                                 ----------
PAPER PACKAGING--0.3%
Bemis Co., Inc. ..................................         400       19,000

PERSONAL PRODUCTS--0.9%
Alberto-Culver Co. Class B .......................         300       14,340
Gillette Co. (The) ...............................         500       16,935
NBTY, Inc.(b) ....................................       2,100       32,508
                                                                 ----------
                                                                     63,783
                                                                 ----------
PHARMACEUTICALS--2.6%
Angiotech Pharmaceuticals, Inc.(b) ...............         800       29,512
First Horizon Pharmaceutical Corp.(b) ............       1,200       24,828
Johnson & Johnson ................................         300       15,678
King Pharmaceuticals, Inc.(b) ....................       1,600       35,600
Mylan Laboratories, Inc. .........................         900       28,215
Pfizer, Inc. .....................................       1,200       42,000
                                                                 ----------
                                                                    175,833
                                                                 ----------
PROPERTY & CASUALTY INSURANCE--1.2%
Fidelity National Financial, Inc. ................       1,430       45,188
First American Corp. .............................         800       18,400
Radian Group, Inc. ...............................         300       14,655
                                                                 ----------
                                                                     78,243
                                                                 ----------
PUBLISHING & PRINTING--0.8%
Meredith Corp. ...................................         800       30,680
Scripps (E.W.) Co. (The) Class A .................         300       23,100
                                                                 ----------
                                                                     53,780
                                                                 ----------
REITS--3.1%
AMB Property Corp. ...............................         600       18,600
Annaly Mortgage Management, Inc. .................       1,100       21,340
Archstone-Smith Trust ............................       1,000       26,700
Arden Realty, Inc. ...............................         600       17,070
Avalonbay Communities, Inc. ......................         500       23,350
General Growth Properties, Inc. ..................         400       20,400
Prentiss Properties Trust ........................         500       15,875
Public Storage, Inc. .............................         500       18,550
Thornburg Mortgage, Inc. .........................         900       17,712

                        See Notes to Financial Statements

PHOENIX-ZWEIG GROWTH & INCOME FUND

                                                        SHARES      VALUE
                                                        ------   ----------
REITS--CONTINUED
Vornado Realty Trust .............................         700   $   32,340
                                                                 ----------
                                                                    211,937
                                                                 ----------
RESTAURANTS--0.3%
Bob Evans Farms, Inc. ............................         600       18,888

SEMICONDUCTOR EQUIPMENT--1.4%
Applied Materials, Inc.(b) .......................       1,400       26,628
ATMI, Inc.(b) ....................................         500       11,185
Cymer, Inc.(b) ...................................         700       24,528
MKS Instruments, Inc.(b) .........................       1,000       20,070
Novellus Systems, Inc.(b) ........................         400       13,600
                                                                 ----------
                                                                     96,011
                                                                 ----------
SEMICONDUCTORS--3.4%
ESS Technology, Inc.(b) ..........................       1,800       31,572
Intel Corp. ......................................         800       14,616
Linear Technology Corp. ..........................       2,500       78,575
NVIDIA Corp.(b) ..................................       1,000       17,180
Oak Technology, Inc.(b) ..........................       2,900       13,137
RF Micro Devices, Inc.(b) ........................       1,000        7,620
Silicon Image, Inc.(b) ...........................       1,800       11,016
Silicon Laboratories, Inc.(b) ....................       1,100       29,766
Texas Instruments, Inc. ..........................       1,100       26,070
                                                                 ----------
                                                                    229,552
                                                                 ----------
SOFT DRINKS--0.5%
Coca-Cola Co. (The) ..............................         300       16,800
Coca-Cola Enterprises, Inc. ......................         900       19,872
                                                                 ----------
                                                                     36,672
                                                                 ----------
SPECIALTY CHEMICALS--0.3%
International Flavors & Fragrances, Inc. .........         600       19,494

SPECIALTY STORES--3.7%
AutoZone, Inc.(b) ................................         200       15,460
Bed Bath & Beyond, Inc.(b) .......................         500       18,870
PETsMART, Inc.(b) ................................       3,800       60,952
Pier 1 Imports, Inc. .............................       5,000      105,000
Regis Corp. ......................................         600       16,211
Staples, Inc.(b) .................................       1,800       35,460
                                                                 ----------
                                                                    251,953
                                                                 ----------
STEEL--1.1%
Nucor Corp. ......................................       1,100       71,544

                                                        SHARES      VALUE
                                                        ------   ----------
TELECOMMUNICATIONS EQUIPMENT--0.2%
Powerwave Technologies, Inc.(b) ..................       1,300   $   11,908

TOBACCO--0.8%
UST, Inc. ........................................       1,500       51,000

TRUCKING--0.2%
Robinson (C.H.) Worldwide, Inc. ..................         500       16,765

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Corp. (PCS Group)(b) ......................       1,600        7,152
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $6,309,788)                                      6,183,722
---------------------------------------------------------------------------
FOREIGN COMMON STOCKS--5.1%

APPLICATION SOFTWARE--0.6%
Cognos, Inc. (Canada)(b) .........................       1,700       37,723

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
O2Micro International Ltd. (Cayman Islands)(b) ...       2,200       22,770

GOLD--0.3%
Goldcorp, Inc. (Canada) ..........................       2,000       19,900

HOTELS, RESORTS & CRUISE LINES--0.5%
Four Seasons Hotels, Inc. (Canada) ...............         700       32,830

PHARMACEUTICALS--2.5%
Taro Pharmaceutical Industries Ltd. (Israel)(b) ..       1,100       26,972
Teva Pharmaceutical Industries Ltd. ADR (Israel) .       2,100      140,238
                                                                 ----------
                                                                    167,210
                                                                 ----------
SOFT DRINKS--0.5%
Fomento Economico Mexicano SA de CV ADR
(Mexico) .........................................         900       35,298

TELECOMMUNICATIONS EQUIPMENT--0.4%
Nokia Oyj ADR (Finland) ..........................       1,600       23,168
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $349,983)                                          338,899
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $6,659,771)                                      6,522,621
---------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-ZWEIG GROWTH & INCOME FUND

                                                          PAR
                                                         VALUE
                                                         (000)     VALUE
                                                         -----   ----------
SHORT-TERM OBLIGATIONS--4.2%

REPURCHASE AGREEMENTS--4.2%
Morgan Stanley & Co., Inc. repurchase agreement
1.94%, dated 6/28/02, due 7/1/02, repurchase price
$285,046, collateralized by a Fannie Mae Bond
5.50%, 11/1/16, market value $294,164 ............        $285   $  285,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $285,000)                                          285,000
---------------------------------------------------------------------------
TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $6,944,771)                                      6,807,621(a)

Other assets and liabilities, net--(1.1)%                           (72,295)
                                                                 ----------
NET ASSETS--100.0%                                               $6,735,326
                                                                 ==========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $636,409 and gross depreciation of $812,565 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $6,983,777.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-ZWEIG GROWTH & INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $6,944,771)                                $ 6,807,621
Cash                                                                1,838
Receivables
  Dividends and interest                                            5,011
  Receivable from adviser                                               6
Prepaid expenses                                                       44
                                                              -----------
    Total assets                                                6,814,520
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased                                          23,969
  Professional fee                                                 17,568
  Transfer agent fee                                                7,987
  Registration fee                                                  7,557
  Custodian fee                                                     5,359
  Printing fee                                                      5,306
  Distribution fee                                                  4,401
  Investment advisory fee                                           4,276
  Trustees' fee                                                     1,262
  Financial agent fee                                                 399
Accrued expenses                                                    1,110
                                                              -----------
    Total liabilities                                              79,194
                                                              -----------
NET ASSETS                                                    $ 6,735,326
                                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $10,388,123
Accumulated net investment loss                                  (134,921)
Accumulated net realized loss                                  (3,380,726)
Net unrealized depreciation                                      (137,150)
                                                              -----------
NET ASSETS                                                    $ 6,735,326
                                                              ===========
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,197,961)                 145,613
Net asset value per share                                           $8.23
Offering price per share $8.23/(1-5.75%)                            $8.73

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,725,711)                 459,417
Net asset value and offering price per share                        $8.11

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,100,947)                 135,597
Net asset value and offering price per share                        $8.12

CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $710,707)                    85,488
Net asset value and offering price per share                        $8.31

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                  $  38,354
Interest                                                       2,711
Foreign taxes withheld                                          (373)
                                                           ---------
    Total investment income                                   40,692
                                                           ---------
EXPENSES
Investment advisory fee                                       28,631
Distribution fee, Class A                                      1,995
Distribution fee, Class B                                     20,996
Distribution fee, Class C                                      6,740
Financial agent fee                                            2,672
Transfer agent                                                27,111
Registration                                                  13,681
Professional                                                  13,161
Custodian                                                     11,458
Trustees                                                       6,840
Printing                                                       4,906
Miscellaneous                                                  3,193
                                                           ---------
    Total expenses                                           141,384
                                                           ---------
NET INVESTMENT LOSS                                         (100,692)
                                                           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                               51,311
Net change in unrealized appreciation (depreciation) on
  investments                                               (680,651)
                                                           ---------
NET LOSS ON INVESTMENTS                                     (629,340)
                                                           ---------
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                            $(730,032)
                                                           =========

                        See Notes to Financial Statements

PHOENIX-ZWEIG GROWTH & INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             Six Months
                                                                                Ended
                                                                               6/30/02       Year Ended
                                                                             (Unaudited)      12/31/01
                                                                             -----------     -----------
FROM OPERATIONS
   Net investment income (loss)                                              $  (100,692)    $  (223,757)
   Net realized gain (loss)                                                       51,311      (2,943,683)
   Net change in unrealized appreciation (depreciation)                         (680,651)        890,088
                                                                             -----------     -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  (730,032)     (2,277,352)
                                                                             -----------     -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,220 and 112,822 shares, respectively)         10,934       1,220,532
   Cost of shares repurchased (16,729 and 153,435 shares, respectively)         (147,907)     (1,613,173)
                                                                             -----------     -----------
Total                                                                           (136,973)       (392,641)
                                                                             -----------     -----------
CLASS B
   Proceeds from sales of shares (3,538 and 11,319 shares, respectively)          30,941         105,520
   Cost of shares repurchased (44,578 and 130,612 shares, respectively)         (391,407)     (1,251,885)
                                                                             -----------     -----------
Total                                                                           (360,466)     (1,146,365)
                                                                             -----------     -----------
CLASS C
   Proceeds from sales of shares (3,036 and 25,011 shares, respectively)          26,385         220,580
   Cost of shares repurchased (32,615 and 156,675 shares, respectively)         (282,902)     (1,428,604)
                                                                             -----------     -----------
Total                                                                           (256,517)     (1,208,024)
                                                                             -----------     -----------
CLASS I
   Cost of shares repurchased (3 and 0 shares, respectively)                         (20)             --
                                                                             -----------     -----------
Total                                                                                (20)             --
                                                                             -----------     -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                    (753,976)     (2,747,030)
                                                                             -----------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                      (1,484,008)     (5,024,382)

NET ASSETS
   Beginning of period                                                         8,219,334      13,243,716
                                                                             -----------     -----------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($134,921)
     AND ($34,229), RESPECTIVELY]                                            $ 6,735,326     $ 8,219,334
                                                                             ===========     ===========

                        See Notes to Financial Statements

PHOENIX-ZWEIG GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS A
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31
                                                    6/30/02       --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 9.07       $11.03       $12.13      $13.40       $13.73      $11.37
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.09)(4)    (0.16)(4)     0.09        0.17(4)      0.11        0.24
   Net realized and unrealized gain (loss)            (0.75)       (1.80)        0.06       (0.08)       (0.33)       2.36
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.84)       (1.96)        0.15        0.09        (0.22)       2.60
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.05)      (0.21)       (0.11)      (0.24)
   Distributions from net realized gains                 --           --        (1.20)      (1.15)          --          --
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --        (1.25)      (1.36)       (0.11)      (0.24)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.84)       (1.96)       (1.10)      (1.27)       (0.33)       2.36
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 8.23       $ 9.07       $11.03      $12.13       $13.40      $13.73
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                       (9.26)%(6)  (17.77)%       0.98%       1.09%       (1.61)%     23.12%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $1,198       $1,462       $2,224      $3,393       $8,172      $6,836

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  3.23 %(5)    2.79 %       2.19%       1.80%        1.56 %(2)   1.30%(2)
   Net investment income                              (2.16)%(5)   (1.72)%       0.57%       1.28%        0.82 %      2.26%
Portfolio turnover                                       41 %(6)     146 %        242%        193%         152 %       120%

                                                                                  CLASS B
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31
                                                    6/30/02       --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 8.97       $10.98       $12.14      $13.39       $13.73      $11.37
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.12)(4)    (0.23)(4)    (0.01)       0.08(4)      0.02        0.16
   Net realized and unrealized gain (loss)            (0.74)       (1.78)        0.07       (0.08)       (0.34)       2.36
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.86)       (2.01)        0.06        0.00        (0.32)       2.52
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.02)      (0.10)       (0.02)      (0.16)
   Distributions from net realized gains                 --           --        (1.20)      (1.15)          --          --
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --        (1.22)      (1.25)       (0.02)      (0.16)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.86)       (2.01)       (1.16)      (1.25)       (0.34)       2.36
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 8.11       $ 8.97       $10.98      $12.14       $13.39      $13.73
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                       (9.59)%(6)  (18.31)%       0.22 %      0.42%       (2.33)%     22.29%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $3,726       $4,491       $6,807      $9,684      $16,416     $11,920

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  3.93 %(5)    3.50 %       2.90 %      2.51%        2.26 %(3)   2.00%(3)
   Net investment income                              (2.86)%(5)   (2.43)%      (0.15)%      0.64%        0.12 %      1.56%
Portfolio turnover                                       41 %(6)      146 %       242 %       193%         152 %       120%

(1) Maximum sales charge is not reflected in total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.61% and 2.00% for the periods ended December 31, 1998 and 1997, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31% and 2.70% for the periods ended December 31, 1998 and 1997, respectively.
(4) Computed using average shares outstanding.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ZWEIG GROWTH & INCOME FUND


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS C
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31
                                                    6/30/02       --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 8.98       $11.00       $12.15      $13.37       $13.71      $11.38
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.13)(4)    (0.23)(4)     0.01        0.08(4)      0.02        0.17
   Net realized and unrealized gain (loss)            (0.73)       (1.79)        0.06       (0.07)       (0.34)       2.33
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.86)       (2.02)        0.07        0.01        (0.32)       2.50
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.02)      (0.08)       (0.02)      (0.17)
   Distributions from net realized gains                 --           --        (1.20)      (1.15)          --          --
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --        (1.22)      (1.23)       (0.02)      (0.17)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.86)       (2.02)       (1.15)      (1.22)       (0.34)       2.33
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 8.12       $ 8.98       $11.00      $12.15       $13.37      $13.71
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                       (9.58)%(6)  (18.36)%       0.28 %      0.45%       (2.34)%     22.15%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $1,101       $1,484       $3,264      $5,507      $14,364     $13,525

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  3.92 %(5)    3.49 %       2.89 %      2.50%        2.26 %(2)   2.00%(2)
   Net investment income                              (2.86)%(5)   (2.42)%      (0.11)%      0.60%        0.12 %      1.56%
Portfolio turnover                                       41 %(6)     146 %        242 %       193%         152 %       120%

                                                                                  CLASS I
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31
                                                    6/30/02       --------------------------------------------------------
                                                   (UNAUDITED)     2001         2000        1999         1998        1997
Net asset value, beginning of period                 $ 9.15       $11.09       $12.18      $13.44       $13.77      $11.37
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.08)(4)    (0.14)(4)     0.13        0.23(4)      0.15        0.24
   Net realized and unrealized gain (loss)            (0.76)       (1.80)        0.05       (0.09)       (0.33)       2.40
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.84)       (1.94)        0.18        0.14        (0.18)       2.64
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.07)      (0.25)       (0.15)      (0.24)
   Distributions from net realized gains                 --           --        (1.20)      (1.15)          --          --
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --        (1.27)      (1.40)       (0.15)      (0.24)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.84)       (1.94)       (1.09)      (1.26)       (0.33)       2.40
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 8.31       $ 9.15       $11.09      $12.18       $13.44      $13.77
                                                     ======       ======       ======      ======       ======      ======
Total return                                          (9.18)%(6)  (17.49)%       1.19%       1.46%       (1.31)%     23.42%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $711         $783         $948      $1,848       $1,664      $1,686

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.93 %(5)    2.53 %       1.90%       1.54%        1.26 %(3)   1.00%(3)
   Net investment income                              (1.86)%(5)   (1.46)%       0.95%       1.72%        1.12 %      2.56%
Portfolio turnover                                       41 %(6)     146 %        242%        193%         152 %       120%

(1) Maximum sales charge is not reflected in total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31% and 2.70% for the periods ended December 31, 1998 and 1997, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.31% and 1.70% for the periods ended December 31, 1998 and 1997, respectively.
(4) Computed using average shares outstanding.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES
   The Phoenix Trust (formerly the Phoenix-Zweig Trust) ("the Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, four Funds are offered for sale: Government Cash Fund, Appreciation Fund, Managed Assets and Strategy Fund. Each Fund has distinct investment objectives. Each of the Funds (except Government Cash Fund) strives to increase investment value over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. The Government Cash Fund focuses on returning high current income. The Government Cash Fund also strives to maintain liquidity and preserve capital. Managed Assets strives to increase investment value from capital appreciation, dividends and interest.
   The Trust offers Class A, Class B, Class C and Class I shares on each Fund and one additional class of shares, Class M on Government Cash Fund. Class A shares are sold with a front-end sales charge of up to 5.75% for all funds except Government Cash Fund which has no front-end sales charge. Certain Class A shares, except Government Cash Fund may be sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares and Class M shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     The Government Cash Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. The Fund attempts to maintain a constant net asset value of $1 per share for each class.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.
   Effective January 1, 2001, the Trust adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to amortize premium on fixed income securities and classify gains and losses on mortgage- and asset-backed securities previously included in realized gains and losses, as a component of interest income. The cumulative effect of the accounting changes had no impact on total net assets of the Trust or the Trust's net asset value, but resulted in reductions to the cost of securities, corresponding increases in unrealized appreciation (depreciation), and equivalent decreases in undistributed net investment income, based on securities held by each fund on December 31, 2000.

                                                   Increase in
                                   Decrease in     Unrealized
                                    Cost of       Appreciation
                                   Securities    (Depreciation)
                                 -------------   --------------
Managed Assets                   $(1,639,237)      $1,639,237
Government Fund                       (7,095)           7,095

   The effect of this change for the year ended December 31, 2001 was to decrease net investment income, increase net unrealized appreciation (depreciation) and increase net realized gains (losses) for each fund as detailed below. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change.

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)


                           Increase         Increase in     Increase in
                         (Decrease) in     Net Unrealized  Net Realized
                        Net Investment      Appreciation      Gains
                            Income         (Depreciation)    (Losses)
                        --------------     --------------  -------------
Managed Assets ........  $(427,200)           $122,673       $304,527
Government Fund .......    (52,963)             32,951         20,012

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain prior year distribution amounts have been reclassified to conform to the current year presentation.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:
   Managed Assets may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds or to hedge against currency changes on holdings within the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. As of June 30, 2002, the Trust had no forward currency contracts.

G. FUTURES CONTRACTS:
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Government Cash
Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. At June 30, 2002, the Trust had no futures.

H. OPTIONS:
   Each Fund (other than Government Cash Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.
   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)

reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
   The Funds (other than Government Cash Fund) may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At June 30, 2002, the Trust had no options.

I. EXPENSES:
   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

J. REPURCHASE AGREEMENTS:
   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

K. BORROWINGS
   The Trust has entered into a Liquidity Line of Credit with The Bank of New York for $100,000,000, bearing an annual interest rate equal to the Federal Funds Rate plus 1% on any borrowings. The Trust has not had to use the Line of Credit since it was established on July 21, 1997. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Phoenix/ Zweig Advisers LLC, a wholly-owned subsidiary of Phoenix Investments Partners, Ltd. ("PXP"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Government Cash Fund ...............................  0.50%
Appreciation Fund ..................................  1.00%
Managed Assets .....................................  1.00%
Strategy Fund ......................................  0.75%
Government Fund ....................................  0.60%
Growth & Income Fund ...............................  0.75%

   The Adviser has agreed to reimburse the Government Cash Fund to the extent that total expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) exceed 0.75% of the average daily net assets for Class A and Class C shares, 1.45% of the average daily net assets for Class B shares, 0.45% of the average daily net assets for Class I shares and 0.51% of the average daily net assets for Class M shares through April 30, 2003.
   Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $2,554 for Class A shares and deferred sales charges of $75,323 for Class B shares and $19,334 for Class C shares for the six months ended June 30, 2002. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Fund. All Funds (other than Government Fund and Government Cash Fund) pay PEPCO a distribution fee at an annual rate of 1.00% for Class C shares applied to the average daily net assets of each Fund. The Government Cash Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class C shares applied to the average daily net assets of the Fund. The Government Fund pays PEPCO a distribution fee at an annual rate of 0.75% for Class C shares applied to the average daily net assets of the Fund. A separate distribution plan for Class M shares of Government Cash Fund provides that service organizations may be paid up to 0.30% of the average daily net assets of Class M shares, shared equally between Government Cash Fund and the Adviser. There is no distribution fee for Class I shares. The distributor has advised the Trust that of the total amount expensed for the six months ended June 30, 2002, $521,807 was retained by the Distributor, $1,496,990 was paid out to unaffiliated participants and $3,501 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)

   PEPCO serves as Financial Agent of the Trust, and receives a fee for financial reporting, tax services and oversight of subagent's performance based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                              1st $50    $50-200    $200 +
                                              Million    Million    Million
                                              -------    -------    -------
All funds except Government Cash Fund .....    0.07%      0.06%      0.01%

                                             1st $100   $100-500    $500 +
                                              Million    Million    Million
                                             --------   --------    -------
Government Cash Fund ......................    0.01%      0.04%      0.01%

   PFPC, Inc., a subagent to PEPCO, receives a fee from PEPCO which ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2002, transfer agent fees were $533,949, of which PEPCO retained $135,156.
   At June 30, 2002, Phoenix Life Insurance Company and its affiliates held shares of the Trust which aggregated the following:

                                                             Aggregate
                                                             Net Asset
                                       Shares                  Value
                                     ---------             -----------
Government Cash Fund ............    2,505,475             $2,505,475

3. PURCHASE AND SALE OF SECURITIES
   Purchases and sales of securities during the six months ended
June 30, 2002 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                  Purchases               Sales
                                 ------------         ------------
Appreciation Fund ............. $130,647,358          $143,334,082
Managed Assets ................           --            14,207,800
Strategy Fund .................   34,609,163            61,131,841
Growth & Income Fund ..........    3,003,265             3,731,288



   Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 2002 aggregated the following:

                                  Purchases          Sales
                                 -----------     -----------
Managed Assets ................  $12,351,930     $32,678,266
Government Fund ...............   12,074,875      13,716,666

4. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   Certain funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.

5. OTHER
   As of June 30, 2002, the Trust had individual shareholders and omnibus shareholder accounts (which are comprised of several individual shareholders) which individually amounted to more than 10% of total shares outstanding as detailed below. None of the accounts are affiliated with PNX. In addition, affiliate holdings are presented in the table located within Note 2.

                                      Number of     % of Shares
                                    Shareholders    Outstanding
                                  ----------------- -----------
Government Cash Fund ..........   1                    13%
Managed Assets ................   1 Omnibus Account    12%
Government Fund ...............   1                    12%
Growth & Income Fund ..........   1                    11%

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)

6. FEDERAL INCOME TAX INFORMATION
The following Funds have capital loss carryovers which may be used to offset future capital gains.

                                                                          Expiration Year
                                           -------------------------------------------------------------------
                                               2002        2004      2005       2007       2008        2009       Total
                                           ----------  ----------  --------   --------   --------   ----------  ----------
Government Cash Fund ...................   $       --  $       --  $105,519   $     --   $     --   $       --  $  105,519
Appreciation Fund ......................           --          --        --         --         --    3,502,512   3,502,512
Managed Assets .........................           --          --        --         --         --    1,490,291   1,490,291
Strategy Fund ..........................           --          --        --         --         --    8,644,665   8,644,665
Government Fund ........................    6,818,541   1,010,121        --    334,701    833,427           --   8,996,790
Growth & Income Fund ...................           --          --        --         --         --    3,341,522   3,341,522

   For the year ended December 31, 2001, the Government Fund utilized capital loss carryovers deferred in the prior year in the amount of $408,614.

7. SUBSEQUENT EVENT
   On June 19, 2002, the Board of Trustees voted to direct mandatory redemption of all shares of all classes of the Government Fund and the Growth & Income Fund. Effective July 31, 2002, these Funds were liquidated at their net asset value. Upon liquidation, net proceeds received were distributed to the shareholders.

   This report is not authorized for distribution to prospective investors in the Phoenix-Zweig Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX TRUST

900 Third Avenue, 31st Floor
New York, New York 10022


TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman and President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary


INVESTMENT ADVISER
Phoenix/Zweig Advisers LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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
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

                                                                ---------------
                                                                   PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                Permit No. 1051
                                                                ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or WWW.PHOENIXINVESTMENTS.COM.

E-Delivery of Fund Communications Coming Soon!
Soon you can elect to receive notification via email when your quarterly account statements and fund materials, like prospectuses and annual reports, are available on our Web site. By electing this service, we will discontinue the paper mailings. If you would like us to notify you as soon as this service is available, please call us at 1-800-243-1574 or send us an email from WWW.PHOENIXINVESTMENTS.COM.


PXP 1329A (8/02)